Registration Nos. 2-74906

811-3323

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

POST-EFFECTIVE AMENDMENT No. 36	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

POST-EFFECTIVE AMENDMENT No. 25	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT A

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will be effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on March 27, 2006.

THE VALUE GUARD II PROSPECTUS

May 1, 2006

INDIVIDUAL AND GROUP DEFERRED VARIABLE ANNUITY CONTRACTS PROSPECTUS

THIS PROSPECTUS describes both Individual Deferred Variable Annuity Contracts and Group Deferred Variable Annuity Contracts. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account A. They are designed to provide tax deferred annuity benefits under retirement programs which qualify for Federal income tax benefits, either for individual purchasers or group pension or profit sharing plans. Individual contracts can also be purchased through deferred compensation plans and other retirement plans which do not qualify for Federal income tax benefits under the Internal Revenue Code.

There are two types of individual contracts. The Single Premium Payment Contract requires a single payment of at least $3,000. The Flexible Premium Payment Contract requires an initial premium payment of at least $500, and regular premium payments throughout the accumulation period of the contract.

The group contract is designed to be used with various types of tax-qualified plans, and other plans that receive favorable Federal tax treatment. These include retirement plans established by corporate employers under Section 401 of the Internal Revenue Code, and certain deferred compensation plans under Section 457. Group contracts require a minimum payment of $5,000.

Your premiums may be invested in up to 20 variable investment options or, if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in 19 variable investment options and the fixed-rate option. Special limits apply to transfers from the fixed-rate option. The contracts will pay a death benefit if the annuitant dies before annuity payments begin. The variable investment options invest in the mutual funds listed below. The prospectuses for these Funds accompany this prospectus. Some of these Funds may not be available in your state.

•	The Guardian Variable Contract Funds, Inc.
–	The Guardian Stock Fund
–	The Guardian VC 500 Index Fund
–	The Guardian VC Asset Allocation Fund
–	The Guardian VC High Yield Bond Fund
–	The Guardian VC Low Duration Bond Fund
–	The Guardian UBS VC Large Cap Value Fund
–	The Guardian UBS VC Small Cap Value Fund
•	The Guardian Bond Fund, Inc.
•	The Guardian Cash Fund, Inc.
•	GIAC Funds, Inc.
–	The Guardian Small Cap Stock Fund
–	Baillie Gifford International Growth Fund
–	Baillie Gifford Emerging Markets Fund
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Gabelli Capital Series Fund, Inc.
–	Gabelli Capital Asset Fund
•	Alliance Variable Products Series Fund
–	AllianceBernstein Growth & Income Portfolio (Class B)
–	AllianceBernstein Large Cap Growth Portfolio (Class B)
–	AllianceBernstein Global Technology Portfolio (Class B)
–	AllianceBernstein Value Portfolio (Class B)
•	MFS® Variable Insurance Trustsm (Initial Class)
–	MFS Investors Trust Series
–	MFS Emerging Growth Series
–	MFS New Discovery Series
–	MFS Research Series
–	MFS Total Return Series
•	AIM Variable Insurance Funds (Series I Shares)
–	AIM V.I. Capital Appreciation Fund
–	AIM V.I. Utilities Fund
–	AIM V.I. Core Equity Fund*
•	Davis Variable Account Fund
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Fund (Service Class)
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust
–	Templeton Growth Securities Fund (Class 2)
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Mid Cap Growth Portfolio
–	Janus Aspen Forty Portfolio
–	Janus Aspen Large Cap Growth Portfolio
–	Janus Aspen Worldwide Growth Portfolio
•	Van Kampen Life Investment Trust (Class II shares)
–	Van Kampen Life Investment Trust Government Portfolio
–	Van Kampen Life Investment Trust Growth and Income Portfolio

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 53 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2006, is incorporated by reference into this prospectus.

*	Effective May 1, 2006, pursuant to shareholder approval of a plan of reorganization, assets in the AIM V.I. Premier Equity Fund were transferred to the AIM V.I. Core Equity Fund. As a result of the reorganization, the AIM V.I. Premier Equity Fund ceased operations and is no longer an investment option under the contract. It has been replaced by the AIM V.I. Core Equity Fund.

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract.

On an agreed date, the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period.

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established The Guardian Separate Account A to hold the variable investments in its annuity contracts. The Separate Account has 41 investment divisions, corresponding to 41 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a 10-year guaranteed period
•	Joint and survivor annuity
•	Annuity payments to age 100
•	Payment for a period certain
•	10-year guaranteed period

These payout options are described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

Depending on the retirement plan under which you bought your contract, you may withdraw some or all

SUMMARY	PROSPECTUS	1

of the amount you have saved in the contract during the accumulation period. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. During the annuity period, under payout option V-4, F-4 or F-5, all or a portion of the present value of the remaining payments may be withdrawn. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual Funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.37% to 1.51% in 2005, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.0% annually of the net asset value of your variable investment options.

•	Administrative expenses

A $30 annual contract administration fee will be deducted from the accumulation value of Single Premium Payment Contracts. The fee is $35 for Flexible Premium Payment Contracts.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of 1% to 5% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit rider charge

If you choose this benefit, the annual charge is up to .30% of your net assets invested in the variable investment options, depending on the rider chosen.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose payout options V-4, F-4 or F-5 and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions, some of the contract’s terms will vary depending on where you live.

For information about the compensation we pay, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account A and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	5%[1]
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on state requirements.

1 For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
1	5%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

After the first contract year, you may withdraw 10% of the amount of the single premium payment. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

•	5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or
•	5% of the total amount being withdrawn.

After the first contract year, you may withdraw 10% of the total premiums paid under the contract in the 72 months immediately preceding the date of your withdrawal in each contract year without a deferred sales charge. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information –Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee (Single Premium Payment Contract):	$30.00*
Annual Contract Fee (Flexible Premium Payment Contract):	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

	For Contract Without Enhanced Death Benefit	For Contract With 7 Year Enhanced Death Benefit	For Contract With Contract Anniversary Enhanced Death Benefit
Mortality & Expense Risk Charge	1.0%	1.0%	1.0%
Account Fees and Expenses	0%	0%	0%
Enhanced Death Benefit Charge	0%	.30%	.25%
Total Separate Account Annual Expenses	1.0%	1.30%	1.25%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.37%	1.51%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	‘‘Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2005.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $825	(a) $1,491	(a) $2,178	(a) $3,496
(b) $705	(b) $1,132	(b) $1,580	(b) $2,307

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $325	(a) $991	(a) $1,678	(a) $3,496
(b) $205	(b) $632	(b) $1,080	(b) $2,307

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $794	(a) $1,297	(a) $1,723	(a) $3,196
(b) $674	(b) $ 936	(b) $1,118	(b) $1,971

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $294	(a) $897	(a) $1,523	(a) $3,196
(b) $174	(b) $536	(b) $ 918	(b) $1,971

A table of accumulation Unit Values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2005. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2005, Guardian Life had total assets (GAAP basis) in excess of $40 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

BUYING A CONTRACT

There are two types of individual annuity contracts, and one type of group contract. Individual annuity contracts may be bought as either a Flexible Premium Payment Contract, where you make regular payments throughout the accumulation period, or as a Single Premium Payment Contract, where you make a single payment when you buy the contract. The individual contracts can be purchased as “qualified contracts” which means they qualify for special federal income tax treatment or as “non-qualified contracts” which means they do not qualify for such treatment. Group annuity contracts are generally bought through retirement plans set up by your employer under Sections 401 or 457 of the Internal Revenue Code, and are available as a Flexible Premium Payment Contract. Both individual and group contracts allow you to direct where your net premium payments are invested.

6	PROSPECTUS	BUYING A CONTRACT

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

For individual contracts we require a minimum initial premium payment of $3,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, the minimum payment will be $50. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

For group contracts we require a minimum initial premium payment of $5,000, with additional payments of at least $500. Thereafter, any payments in excess of $100,000 in any contract year may only be made with our written consent.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen, or in the fixed-rate option if you have an Individual Single Premium Payment contract and have chosen this option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option if your contract allows you to invest in this option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is  1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established The Guardian Separate Account A to receive and invest your premium payments in the variable investment options. The Separate Account has 41 investment divisions, corresponding to the 41 Funds available to you. Each division is divided into two sub-divisions,

8	PROSPECTUS	THE ACCUMULATION PERIOD

one for allocations made under tax qualified contracts, the other for allocations made under non-qualified contracts. The performance of each division is based on the Fund in which it invests.

The Separate Account was established in 1981. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner. Each investment subdivision is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment subdivision are credited to or charged against the assets held in that subdivision according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment subdivisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters. We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. An example of such a change includes eliminating of the availability of the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchases).

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 41 variable investment options, or 19 variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

THE ACCUMULATION PERIOD	PROSPECTUS	9

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisors Limited. This compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AllianceBernstein, Fidelity, Franklin Templeton, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%

10	PROSPECTUS	THE ACCUMULATION PERIOD

Variable investment options

Fund	Investment objectives	Typical investments
The Guardian Stock Fund	Long-term growth of capital	U.S. common stocks
The Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with smaller market capitalization
The Guardian Bond Fund	Maximum income without undue risk of principal; capital appreciation as a secondary objective	Investment grade debt obligations
The Guardian Cash Fund	High level of current income consistent with liquidity and preservation of capital	Money market instruments
The Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Poor's 500 Composite Stock Price Index (the “S&P Index”)	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
The Guardian VC High Yield Bond Fund	Current income; capital appreciation is a secondary objective	Corporate bonds and other debt securities rated below investment grade
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
The Guardian UBS VC Large Cap Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase.
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities, issued by companies with small market capitalization at the time of purchase.
The Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund, and The Guardian Cash Fund
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line TimelinessTM Ranking System
Value Line Strategic Asset Management Trust	High total investment return	U.S. common stocks with selections based on the Value Line TimelinessTM Ranking System, bonds and money market instruments
Gabelli Capital Asset Fund	Growth of capital; current income as a secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.
AIM V.I. Capital Appreciation Fund (Series 1)	Growth of capital	Common stocks
AIM V.I. Utilities Fund (Series 1)	Capital growth and current income	Equity securities and equity-related instruments of companies engaged in the utilities related industries

THE ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options

Fund	Investment objectives	Typical investments
AIM V.I. Core Equity Fund (Series 1)	Growth of capital	Equity securities including convertible securities of established companies
AllianceBernstein Growth & Income Portfolio	Long-term growth of capital	Dividend-paying common stocks of good quality
AllianceBernstein Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Contrafund Portfolio	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Opportunities Portfolio	Capital growth	U.S. and foreign common stocks
Fidelity VIP Mid Cap Portfolio	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Janus Aspen Mid Cap Growth Portfolio	Long-term growth of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies (those whose market capitalization falls within the range of companies in the Russell Midcap Growth Index, at the time of purchase).
Janus Aspen Forty Portfolio	Long-term growth of capital non-diversified	Pursues its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential
Janus Aspen Large Cap Growth Portfolio	Long-term growth of capital in a manner consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies (those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase).
Janus Aspen Worldwide Growth Portfolio	Long-term growth of capital in a manner consistent with preservation of capital	Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

12	PROSPECTUS	THE ACCUMULATION PERIOD

Variable investment options

Fund	Investment objectives	Typical investments
MFS Emerging Growth Series	Long-term growth of capital	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series	Long-term growth of capital with a secondary objective to seek reasonable current income	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts issued by U.S. and foreign companies.
MFS New Discovery Series	Capital appreciation	Equity securities of emerging growth companies that offer superior prospects for growth, both U.S. and foreign
MFS Research Series	Long-term growth of capital and future income	Equity securities of companies both U.S. and foreign believed to possess better than average prospects for long-term growth
MFS Total Return Series	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign
Templeton Growth Securities Fund	Long-term capital growth	Invests at least 65% of its total assets in the equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II Shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities.
Van Kampen Life Investment Trust Government Portfolio (Class II Shares)	Seeks to provide investors with high current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities

Some of these Funds may not be available in your State.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to publicly available mutual funds. The Funds are not the same funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

THE ACCUMULATION PERIOD	PROSPECTUS	13

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Fund	Investment adviser and principal business address
The Guardian Stock Fund	Guardian Investor Services LLC
The Guardian Small Cap Stock Fund	7 Hanover Square
The Guardian Bond Fund	New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund	Guardian Investor Services LLC (Adviser) 7 Hanover Square
The Guardian UBS VC Small Cap Value Fund	New York, New York 10004
UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
Baillie Gifford International Growth Fund	Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund	Baillie Gifford Overseas Limited (Sub-adviser) Calton Square 1 Greenside Row Edinburgh, EH1 3AN Scotland
Value Line Centurion Fund	Value Line, Inc.
Value Line Strategic Asset Management Trust	220 East 42nd Street New York, New York 10017
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
MFS Investors Trust Series	MFS Investment Management®
MFS Emerging Growth Series	500 Boylston Street
MFS New Discovery Series	Boston, MA 02116
MFS Research Series
MFS Total Return Series
AIM V.I. Capital Appreciation Fund	A I M Advisors, Inc.
AIM V.I. Utilities Fund	11 Greenway Plaza – Suite 100
AIM V.I. Core Equity Fund	Houston, Texas 77046-1173
AllianceBernstein Growth & Income Portfolio	Alliance Capital Management LP 1345 Avenue of the Americas
AllianceBernstein Large Cap Growth Portfolio	New York, New York 10105
AllianceBernstein Global Technology Portfolio
AllianceBernstein Value Portfolio
Davis Financial Portfolio	Davis Selected Advisers, LP
Davis Real Estate Portfolio	2949 East Elvira Road, Suite 101
Davis Value Portfolio	Tucson, Arizona 85706

14	PROSPECTUS	THE ACCUMULATION PERIOD

Fund	Investment adviser and principal business address
Fidelity VIP Contrafund Portfolio	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	82 Devonshire Street
Fidelity VIP Growth Opportunities Portfolio	Boston, MA 02109
Fidelity VIP Mid Cap Portfolio
Janus Aspen Mid Cap Growth Portfolio	Janus Capital Management LLC
Janus Aspen Forty Portfolio	151 Detroit Street
Janus Aspen Large Cap Growth Portfolio	Denver, Colorado 80206-4928
Janus Aspen Worldwide Growth Portfolio
Templeton Growth Securities Fund	Templeton Global Advisors Limited (Adviser) Lyford Cay Nassau, Bahamas

Franklin Advisers, Inc. (Sub-adviser) #7 Temasek Boulevard #38-3 Suntec Tower One Singapore, 038987
Van Kampen Life Investment Trust Government Portfolio	Van Kampen Asset Management 1220 Avenue of the Americas
Van Kampen Life Investment Trust Growth and Income Portfolio	New York, New York 10020

THE ACCUMULATION PERIOD	PROSPECTUS	15

FIXED-RATE OPTION

The fixed-rate option is only available to those who have bought an Individual Single Premium Payment Contract, though it may not be available for allocation in all states in which the contracts are available.

It is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date.

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

16	PROSPECTUS	THE ACCUMULATION PERIOD

TRANSFERS

You can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer part of your accumulation value from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:

•	We permit transfers from the fixed-rate option to any variable investment options only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. You may not make transfers into the fixed-rate option. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	25% of the amount in the fixed-rate option on the applicable contract anniversary date or
–	$2,500.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each month. We will adjust the number of annuity units, which are used to determine your annuity payments, to reflect the annuity unit values of the new Funds you have chosen. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between

When you buy a

contract, please note

•	You can choose up to twenty investment options at any one time.

•	If your contract allows you to and you select the fixed-rate option, you are limited to an additional nineteen variable options.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•	You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

•	You can change beneficiaries as long as the annuitant is living.

THE ACCUMULATION PERIOD	PROSPECTUS	17

Personal Security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

18	PROSPECTUS	THE ACCUMULATION PERIOD

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to

THE ACCUMULATION PERIOD	PROSPECTUS	19

monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance and/or annuity contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See The annuity period. Also, surrenders and partial withdrawals may be limited by the rules of your retirement plan.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss. Surrendering your contract

20	PROSPECTUS	THE ACCUMULATION PERIOD

or making a partial withdrawal in the first six years of your contract may trigger the contingent deferred sales charge. See Contract costs and expenses.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses – Contingent Deferred Sales Charges. If you have less than $500 left in your Single Premium Payment Contract after a partial withdrawal, $250 left in your Flexible Premium Payment Contract, or $1,000 in your Group Contract, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial Information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory Federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

•	10% of the amount of your single premium payment.

For Flexible Premium Payment and Group Contracts

•	10% of the total premiums paid during the 72 months immediately preceding the date of your withdrawal.

We will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

THE ACCUMULATION PERIOD	PROSPECTUS	21

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

Please note that withdrawals are restricted for qualified contracts issued in connection with Section 403(b) of the Internal Revenue Code. If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

AUTOMATED TRANSFER AND AUTOMATED ALERT PROGRAMS

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from The Guardian Cash Fund to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to The Guardian Cash Fund based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

22	PROSPECTUS	THE ACCUMULATION PERIOD

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

•	If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated

THE ACCUMULATION PERIOD	PROSPECTUS	23

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a Keogh plan, or a corporate or individual plan under Sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

24	PROSPECTUS	THE ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be variable. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age and the sex of the annuitant

•	the annuity payout option you choose, and

•	the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

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The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent payment:

•	If the actual net annual return on investment equals 4% – the amount of your variable annuity payment will not change.

•	If the actual net annual return on investment is greater than 4% – the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than 4% – the amount of your variable annuity payments will decrease.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V”. After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Option V-1 – Life Annuity Payments

We make a payment once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option V-2 – Life Annuity with 120 Monthly Payments Certain

We make a payment once a month during the annuitant’s lifetime, but if the annuitant dies before receiving 10 years’ worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

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Option V-3 – Joint and Two-Thirds Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

Option V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that

THE ANNUITY PERIOD	PROSPECTUS	27

was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•	In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

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FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

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OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the

30	PROSPECTUS	THE ANNUITY PERIOD

time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

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OTHER CONTRACT FEATURES

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

Depending on your age at the time the contract was issued and state regulatory approval, the regular death benefit is the greatest of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

•	the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and any annuity taxes.

Depending on the terms of your contract, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, in good order if the annuitant has reached a certain age.

We normally pay the death benefit within seven days of receiving proof of death in good order. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner, unless you previously designated the annuitant’s estate to receive the death benefits. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

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•	You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

OTHER CONTRACT FEATURES	PROSPECTUS	33

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

The enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

34	PROSPECTUS	OTHER CONTRACT FEATURES

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	The accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:
–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest accumulation value of the contract on any anniversary of the issue date of the rider anniversary before the annuitant’s 85th birthday:
–	plus any premiums paid after that rider anniversary
–	minus any partial withdrawals after that rider anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit and no further charges will be deducted for this benefit. We reserve the right to offer or discontinue offering of either enhanced death benefit rider at any time, without prior notice.

OTHER CONTRACT FEATURES	PROSPECTUS	35

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

•	Finally, we add up the daily charges (mortality and expense risks, administrative expenses, and any premium taxes) and subtract them from the above total.

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CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.0% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.65% covers mortality risks, while the remaining 0.35% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

We deduct an annual fee of $30 for Single Premium Payment Contracts, and $35 for Flexible Premium Payment and Group Contracts, on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses. The total deferred sales charges are guaranteed never to exceed 9% of the premiums you have paid.

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When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

Number of Contract Years Completed from Date of Premium Payment	Contingent Deferred Sales Charge Percentage
1	5%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

The deferred sales charge associated with flexible premium payment contracts and group contracts is calculated as the lesser of:

•	5% of the premium payments you have made within six contract years (72 months) before the date of your request for the withdrawal or surrender; or

•	5% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

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Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

FINANCIAL INFORMATION	PROSPECTUS	39

If you invest in a variable annuity as part of an individual retirement plan, a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date

After the Annuity Commencement Date, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (on an income first basis). In prior rulings, the IRS has concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualifed contract was to be taxed as ordinary income (i.e. on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax

40	PROSPECTUS	FINANCIAL INFORMATION

consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2,

•	made from an immediate annuity contract,

•	made on or after the death of an owner,

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

FINANCIAL INFORMATION	PROSPECTUS	41

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in Federal gift taxes for you and Federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to

42	PROSPECTUS	FINANCIAL INFORMATION

the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income. Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs

Under Section 408(k) of the Internal Revenue Code, employers are allowed to provide IRA contributions on behalf of their employees. In addition to the general rules governing IRAs, SEP IRAs are subject to certain requirements regarding participation and the amounts of contributions. Employers using this contract in connection with SEP IRAs should consult their tax adviser.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Deferred compensation plans

Under Section 457 of the Internal Revenue Code, certain tax-exempt employers, such as state and local governments, or other agencies are allowed to establish various types of deferred compensation plans for their employees. Contributions to these plans are generally taxed when the money is withdrawn or payments begin. In non-governmental plans, the employers are considered the owner of the contract and may draw on its value for purposes unrelated to the compensation plan for which it was purchased. In governmental plans, these amounts must be held in trust for the exclusive use of the employees participating in the plan.

FINANCIAL INFORMATION	PROSPECTUS	43

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% Federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4 or F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5.

44	PROSPECTUS	FINANCIAL INFORMATION

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In may cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRA have minimum distribution rules that govern the timing and amount of distributions. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death, or to the employee’s former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

FINANCIAL INFORMATION	PROSPECTUS	45

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes other than the charge for state and local annuity taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to annuity taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions can not be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

46	PROSPECTUS	FINANCIAL INFORMATION

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for

FINANCIAL INFORMATION	PROSPECTUS	47

its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contracts’ fixed-rate option and to pay death benefits and living benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

48	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	49

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation, we’ll refund to you either:

•	the total amount you paid for the contract; or

•	the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

There may be several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment not expected to exceed 4.5%. Other compensation programs may provide a lower initial

50	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	51

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Beneficiary: The person named in the contract to receive the death benefit if the contract owner or the annuitant dies.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.

Retirement Date: The date on which annuity payments under the contract begin.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

52	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for The Guardian Cash Fund

•	Valuation of assets of the Separate Account

•	Transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	53

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account A, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2005. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account A which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 18, 1982. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
The Guardian Stock Fund	2005	$96.70	$10.21
	2004	93.64	9.91
	2003	89.29	9.47
	2002	74.18	7.90
	2001	94.69	10.11
	2000	121.73	13.04
	1999	150.64	16.19
	1998	115.98	12.50
	1997	97.72	10.56
	1996	72.79	—
The Guardian VC 500 Index Fund	2005	9.26	9.11
	2004	8.95	8.83
	2003	8.17	8.09
	2002	6.44	6.39
	2001	8.38	8.34
	2000	9.61	—
The Guardian VC Asset Allocation Fund	2005	10.66	—
	2004	10.32	10.18
	2003	9.45	—
	2002	7.47	—
	2001	9.42	—
	2000	10.45	—
The Guardian VC High Yield Bond Fund	2005	12.79	12.58
	2004	12.50	12.33
	2003	11.56	11.44
	2002	9.90	9.82
	2001	9.87	—
	2000	9.62	—
The Guardian VC Low Duration Bond Fund	2005	10.05	10.00
	2004	10.02	10.00
The Guardian UBS VC Large Cap Value Fund	2005	12.20	12.14
	2004	11.24	—
The Guardian UBS VC Small Cap Value Fund	2005	11.87	11.81
	2004	11.50	11.47
The Guardian Bond Fund, Inc.	2005	46.85	14.32
	2004	46.23	14.18
	2003	44.80	13.78
	2002	43.20	13.33
	2001	39.86	12.33
	2000	36.97	11.47
	1999	33.94	10.56
	1998	34.57	10.79
	1997	32.29	10.11
	1996	29.92	—

54	PROSPECTUS	APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
The Guardian Cash Fund, Inc.	2005	$28.32	$11.58
	2004	27.85	11.42
	2003	27.89	11.47
	2002	27.98	11.54
	2001	27.91	11.55
	2000	27.21	11.29
	1999	25.92	10.79
	1998	24.98	10.43
	1997	24.00	10.50
	1996	23.05	—
Gabelli Capital Asset Fund	2005	30.61	19.03
	2004	30.30	18.90
	2003	26.48	16.57
	2002	19.74	12.39
	2001	23.27	14.65
	2000	22.91	14.46
	1999	21.92	13.88
	1998	18.48	11.74
	1997	16.71	10.64
	1996	11.83	—
Baillie Gifford International Fund	2005	25.77	14.82
	2004	22.43	12.94
	2003	19.41	11.23
	2002	15.08	8.75
	2001	18.50	10.77
	2000	23.47	13.70
	1999	29.63	17.35
	1998	21.51	12.63
	1997	17.93	10.56
	1996	16.18	—
Baillie Gifford Emerging Markets Fund	2005	24.12	23.82
	2004	17.33	17.17
	2003	14.17	14.08
	2002	9.30	9.26
	2001	10.02	10.02
	2000	9.52	9.55
	1999	13.32	13.40
	1998	7.81	7.88
	1997	10.77	10.90
	1996	10.67	—
The Guardian Small Cap Stock Fund	2005	16.59	14.51
	2004	16.72	14.67
	2003	14.67	12.90
	2002	10.32	9.11
	2001	12.34	10.92
	2000	13.52	12.00
	1999	14.13	12.58
	1998	10.57	9.44
	1997	11.32	10.15
Value Line Centurion Fund	2005	69.90	12.36
	2004	64.69	11.47
	2003	58.58	10.42
	2002	49.51	8.83
	2001	64.89	11.61
	2000	78.33	14.06
	1999	90.38	16.27
	1998	71.18	12.85
	1997	56.40	—
	1996	46.92	—

APPENDIX A	PROSPECTUS	55

APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Value Line Strategic Asset Management Trust	2005	$58.05	$16.24
	2004	53.75	15.08
	2003	48.38	13.62
	2002	41.93	11.84
	2001	48.41	13.71
	2000	56.15	15.95
	1999	55.62	15.85
	1998	45.18	12.91
	1997	35.80	10.26
	1996	31.26	—
AIM V.I. Capital Appreciation Fund Series I	2005	7.92	7.79
	2004	7.35	7.25
	2003	6.96	6.88
	2002	5.43	5.38
	2001	7.25	7.21
	2000	9.54	9.52
AIM V.I. Utilities Fund Series I	2005	9.11	8.96
	2004	7.88	7.77
	2003	6.39	6.32
	2002	5.42	5.38
	2001	7.35	7.32
	2000	10.30	10.28
AIM V.I. Premier Equity Fund Series I	2005	7.52	7.40
	2004	7.19	7.09
	2003	6.87	6.79
	2002	5.54	5.50
	2001	8.03	7.99
	2000	9.27	9.25
AllianceBernstein Growth & Income Portfolio Class B	2005	11.95	11.74
	2004	11.53	11.44
	2003	10.47	10.42
	2002	8.00	7.99
AllianceBernstein Large Cap Growth Portfolio Class B	2005	11.81	11.68
	2004	10.39	10.30
	2003	9.68	9.63
	2002	7.93	—
AllianceBernstein Global Technology Portfolio Class B	2005	10.35	10.24
	2004	10.09	10.01
	2003	9.69	9.65
	2002	6.81	—
AllianceBernstein Value Portfolio Class B	2005	12.70	12.56
	2004	12.16	12.06
	2003	10.83	10.77
	2002	8.51	—
Davis Financial Portfolio	2005	13.79	—
	2004	12.85	—
	2003	11.76	11.64
	2002	8.99	8.92
	2001	10.92	10.87
	2000	12.30	—
Davis Real Estate Portfolio	2005	24.98	24.56
	2004	22.30	21.99
	2003	16.89	16.70
	2002	12.47	12.37
	2001	11.89	11.83
	2000	11.38	—
Davis Value Portfolio	2005	11.79	11.60
	2004	10.88	10.73
	2003	9.78	9.68
	2002	7.61	7.56
	2001	9.18	9.14
	2000	10.35	10.33

56	PROSPECTUS	APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Fidelity VIP Contrafund Portfolio Service Class	2005	$13.13	$12.91
	2004	11.35	11.19
	2003	9.94	9.83
	2002	7.82	7.76
	2001	8.72	8.68
	2000	10.05	10.03
Fidelity VIP Equity-Income Portfolio Service Class	2005	12.55	12.34
	2004	11.98	11.82
	2003	10.87	10.75
	2002	8.43	8.36
	2001	10.25	10.20
	2000	10.91	—
Fidelity VIP Growth Opportunities Portfolio Service Class	2005	9.12	8.96
	2004	8.46	8.34
	2003	7.98	—
	2002	6.21	—
	2001	8.04	—
	2000	9.49	—
Fidelity VIP Mid Cap Portfolio Service Class	2005	21.55	21.19
	2004	18.41	18.16
	2003	14.90	14.74
	2002	10.86	10.78
	2001	12.18	12.12
	2000	12.73	12.70
Templeton Growth Securities Fund Class 2	2005	12.91	12.77
	2004	11.98	11.88
	2003	10.42	10.32
	2002	7.97	7.95
Janus Aspen Mid Cap Growth Portfolio Institutional Shares	2005	6.45	6.34
	2004	5.80	5.72
	2003	4.85	4.80
	2002	3.62	3.60
	2001	5.08	5.06
	2000	8.47	8.46
Janus Aspen Forty Portfolio Institutional Shares	2005	9.34	9.18
	2004	8.36	8.24
	2003	7.14	7.06
	2002	5.98	5.93
	2001	7.16	7.13
	2000	9.24	9.22
Janus Aspen Large Cap Growth Portfolio Institutional Shares	2005	7.01	6.89
	2004	6.79	6.70
	2003	6.56	6.49
	2002	5.03	4.99
	2001	6.91	6.88
	2000	9.27	9.26
Janus Aspen Worldwide Growth Portfolio Institutional Shares	2005	6.92	6.81
	2004	6.60	6.51
	2003	6.36	6.30
	2002	5.18	5.14
	2001	7.03	6.99
	2000	9.15	9.13
MFS Emerging Growth Series Initial Class	2005	6.26	6.15
	2004	5.79	5.71
	2003	5.17	5.12
	2002	4.01	3.98
	2001	6.12	6.09
	2000	9.29	9.27

APPENDIX A	PROSPECTUS	57

APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
MFS Investors Trust Series Initial Class	2005	$12.15	$12.06
	2004	11.43	11.47
	2003	10.37	10.43
	2002	8.57	8.65
	2001	10.95	11.09
	2000	13.16	13.36
	1999	13.31	13.56
	1998	12.60	12.87
	1997	10.40	10.66
MFS New Discovery Series Initial Class	2005	9.82	9.66
	2004	9.42	9.29
	2003	8.93	8.84
	2002	6.75	6.69
	2001	9.97	9.92
	2000	10.60	10.58
MFS Research Series Initial Class	2005	8.54	—
	2004	8.00	—
	2003	6.97	—
	2002	5.65	5.61
	2001	7.56	7.52
	2000	9.69	9.68
MFS Total Return Series Initial Class	2005	13.55	13.32
	2004	13.31	13.12
	2003	12.07	11.94
	2002	10.48	10.40
	2001	11.16	11.11
	2000	11.24	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2005	12.80	12.66
	2004	11.78	11.69
	2003	10.43	10.37
	2002	8.25	8.23
Van Kampen Life Investment Trust Government Portfolio Class II	2005	11.25	11.12
	2004	11.00	10.91
	2003	10.69	10.64
	2002	10.64	10.62

58	PROSPECTUS	APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
The Guardian Stock Fund	2005	1,350,920	530,303
	2004	1,638,204	757,744
	2003	1,994,910	873,587
	2002	2,291,712	1,055,188
	2001	2,853,376	1,183,214
	2000	3,456,063	1,514,490
	1999	3,916,386	1,609,305
	1998	4,776,931	1,089,755
	1997	5,590,873	734,279
	1996	6,076,328	—
The Guardian VC 500 Index Fund	2005	624,819	10,121
	2004	680,746	36,535
	2003	677,785	41,564
	2002	413,646	26,258
	2001	242,907	4,526
	2000	68,032	—
The Guardian VC Asset Allocation Fund	2005	118,851	—
	2004	138,860	2,310
	2003	93,007	—
	2002	45,137	—
	2001	73,821	—
	2000	25,577	—
The Guardian VC High Yield Bond Fund	2005	63,529	4,199
	2004	79,356	5,368
	2003	86,677	6,137
	2002	44,601	268
	2001	23,569	—
	2000	6,477	—
The Guardian VC Low Duration Bond Fund	2005	58,877	5,339
	2004	72,405	4,695
The Guardian UBS VC Large Cap Value Fund	2005	40,908	2,179
	2004	39,504	4,127
The Guardian UBS VC Small Cap Value Fund	2005	27,113	1,873
	2004	53,959	5,809
The Guardian Bond Fund, Inc.	2005	742,618	47,003
	2004	854,351	59,022
	2003	1,065,700	84,018
	2002	1,285,709	124,120
	2001	1,246,728	118,055
	2000	1,263,771	106,984
	1999	1,565,455	140,479
	1998	1,964,674	168,908
	1997	2,214,393	40,479
	1996	2,616,670	—
The Guardian Cash Fund, Inc.	2005	1,029,958	124,467
	2004	1,273,858	58,283
	2003	1,656,249	118,007
	2002	2,431,591	145,197
	2001	2,543,027	277,837
	2000	2,574,120	231,213
	1999	2,995,641	336,117
	1998	3,345,375	319,565
	1997	3,499,421	125,260
	1996	4,509,040	—
Gabelli Capital Asset Fund	2005	380,418	51,996
	2004	430,732	48,024
	2003	456,432	46,726
	2002	408,632	41,677
	2001	443,223	36,223
	2000	244,557	29,112
	1999	385,092	69,116
	1998	487,073	82,295
	1997	389,514	4,315
	1996	232,888	—

APPENDIX A	PROSPECTUS	59

APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Baillie Gifford International Growth Fund	2005	451,012	40,135
	2004	509,830	43,618
	2003	583,909	48,576
	2002	666,980	54,391
	2001	795,385	68,303
	2000	971,435	147,370
	1999	1,153,489	144,167
	1998	1,377,239	104,476
	1997	1,643,055	85,978
	1996	2,056,413	—
Baillie Gifford Emerging Markets Fund	2005	481,612	13,572
	2004	385,806	6,143
	2003	352,877	6,869
	2002	284,257	2,561
	2001	295,604	1,816
	2000	381,117	5,799
	1999	544,584	14,343
	1998	323,502	8,161
	1997	559,108	20,597
	1996	548,268	—
The Guardian Small Cap Stock Fund	2005	413,841	13,123
	2004	638,696	21,506
	2003	630,201	17,990
	2002	479,166	21,671
	2001	517,680	16,484
	2000	586,234	22,518
	1999	472,093	24,963
	1998	568,862	28,314
	1997	651,967	34,958
Value Line Centurion Fund	2005	1,253,168	494,363
	2004	1,488,096	514,092
	2003	1,650,982	562,310
	2002	1,852,562	622,814
	2001	2,136,987	650,833
	2000	2,403,460	729,689
	1999	2,822,201	770,756
	1998	3,076,007	586,543
	1997	3,620,476	191,677
	1996	4,202,143	—
Value Line Strategic Asset Management Trust	2005	1,170,715	156,696
	2004	1,338,930	189,246
	2003	1,509,488	208,947
	2002	1,672,130	271,791
	2001	2,038,740	342,391
	2000	2,465,647	403,907
	1999	2,820,532	421,493
	1998	3,314,960	295,200
	1997	3,910,164	177,954
	1996	4,418,320	—
AIM V.I. Capital Appreciation Fund Series I	2005	18,351	2,326
	2004	40,600	2,327
	2003	51,009	4,159
	2002	98,605	4,747
	2001	101,635	7,283
	2000	94,377	4,740
AIM V.I. Utilities Fund Series I	2005	212,630	2,172
	2004	36,815	503
	2003	11,407	5,076
	2002	13,777	1,465
	2001	20,994	1,465
	2000	18,816	1,465

60	PROSPECTUS	APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
AIM V.I. Premier Equity Fund Series I	2005	33,717	3,559
	2004	33,900	4,513
	2003	47,290	4,686
	2002	54,388	4,480
	2001	75,616	6,446
	2000	43,490	5,645
AllianceBernstein Growth & Income Portfolio Class B	2005	67,854	76
	2004	81,250	210
	2003	48,382	205
	2002	2,106	118
AllianceBernstein Large Cap Growth Portfolio Class B	2005	26,345	2,207
	2004	12,309	2,092
	2003	9,385	2,194
	2002	34	—
AllianceBernstein Global Technology Portfolio Class B	2005	20,780	963
	2004	18,239	539
	2003	28,835	5,792
	2002	2,235	—
AllianceBernstein Value Portfolio Class B	2005	34,954	1,729
	2004	47,916	1,730
	2003	46,756	1,731
	2002	1,226	—
Davis Financial Portfolio	2005	41,388	—
	2004	52,977	—
	2003	41,302	2,466
	2002	40,624	408
	2001	50,488	2,658
	2000	48,357	—
Davis Real Estate Portfolio	2005	233,967	15,943
	2004	185,641	13,538
	2003	167,695	11,528
	2002	74,949	9,637
	2001	26,189	4,676
	2000	12,678	—
Davis Value Portfolio	2005	281,807	13,116
	2004	250,308	19,257
	2003	216,039	11,765
	2002	133,885	8,319
	2001	115,872	9,633
	2000	20,413	6,130
Fidelity VIP Contrafund Portfolio Service Class	2005	599,023	29,108
	2004	465,839	21,588
	2003	250,583	11,363
	2002	118,692	4,658
	2001	106,175	4,049
	2000	34,243	3,186
Fidelity VIP Equity-Income Portfolio Service Class	2005	226,236	12,446
	2004	241,649	12,772
	2003	188,572	6,877
	2002	127,302	1,395
	2001	74,120	4,866
	2000	25,387	—
Fidelity VIP Growth Opportunities Portfolio Service Class	2005	18,007	5,708
	2004	30,116	7,283
	2003	14,838	—
	2002	22,724	—
	2001	876	—
	2000	1,819	—
Fidelity VIP Mid Cap Portfolio Service Class	2005	610,130	46,077
	2004	573,053	46,137
	2003	389,294	26,795
	2002	319,040	8,931
	2001	327,910	15,996
	2000	362,045	42,703

APPENDIX A	PROSPECTUS	61

APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Templeton Growth Securities Class 2	2005	186,309	9,729
	2004	140,453	15,796
	2003	66,577	7,455
	2002	14,588	767
Janus Aspen Mid Cap Growth Portfolio Institutional Shares	2005	179,766	2,529
	2004	230,662	3,225
	2003	161,103	3,225
	2002	194,579	4,047
	2001	295,486	15,032
	2000	331,141	10,750
Janus Aspen Forty Portfolio Institutional Shares	2005	98,176	5,437
	2004	90,048	4,872
	2003	66,401	3,221
	2002	95,957	5,241
	2001	160,167	6,556
	2000	188,723	2,840
Janus Aspen Large Cap Growth Portfolio Institutional Shares	2005	120,762	2,348
	2004	146,535	2,348
	2003	78,304	2,349
	2002	86,763	2,899
	2001	158,988	4,341
	2000	147,576	4,225
Janus Aspen Worldwide Growth Portfolio Institutional Shares	2005	44,349	2,387
	2004	57,258	3,506
	2003	88,289	4,754
	2002	206,380	5,223
	2001	268,921	9,225
	2000	244,973	9,247
MFS Emerging Growth Series Initial Class	2005	50,700	2,415
	2004	94,385	3,155
	2003	73,847	3,156
	2002	74,793	3,714
	2001	72,184	5,528
	2000	27,588	5,397
MFS Investors Trust Series Initial Class	2005	56,026	18
	2004	73,494	2,734
	2003	107,289	4,090
	2002	136,220	4,156
	2001	153,926	4,533
	2000	233,869	7,037
	1999	333,700	11,618
	1998	427,295	11,842
	1997	73,032	15
MFS New Discovery Series Initial Class	2005	38,858	819
	2004	57,631	820
	2003	88,971	9,456
	2002	59,143	7,032
	2001	116,747	1,658
	2000	60,146	715
MFS Research Series Initial Class	2005	17,684	—
	2004	17,024	—
	2003	13,250	—
	2002	8,586	500
	2001	14,814	681
	2000	7,198	681
MFS Total Return Series Initial Class	2005	350,222	19,845
	2004	354,619	20,407
	2003	360,878	16,168
	2002	241,880	14,160
	2001	209,028	14,992
	2000	16,220	—

62	PROSPECTUS	APPENDIX A

		CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2005	121,145	6,184
	2004	68,373	5,386
	2003	44,964	4,766
	2002	11,423	1,255
Van Kampen Life Investment Trust Government Portfolio Class II	2005	71,639	479
	2004	65,418	479
	2003	66,916	13,211
	2002	74,987	12,869

APPENDIX A	PROSPECTUS	63

VALUEGUARD II

The Guardian Separate Account A of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2006

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account A (marketed under the name “Value Guard II”) dated May 1, 2006.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013288    5/04

STATEMENT OF ADDITIONAL INFORMATION	B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account A (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the contract owners.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities, LLC (“PAS”) or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2005, 2004, and 2003, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,957,484, $44,238,771 and $43,478,315, respectively.

ANNUITY PAYMENTS

Determination of the first monthly annuity payment: At the time annuity payments begin, the value of the contract owner’s account (or if a group contract, the amount applied for a participant as stated by the contract owner) is determined by multiplying the appropriate accumulation unit value on the valuation date ten (10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner’s account (or if a group contract, the amount applied for a participant as stated by the contract owner) as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amount depends on the form of annuity, the sex (except in those states which require “unisex” rates) and the nearest age of the annuitant(s). The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract (or if a group contract, the amount applied for a participant as stated by the contract owner). Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the second and subsequent monthly annuity payments: The amount of the second and subsequent annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date 10 days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the annuity payment period, provided no transfers among the variable investment options are made.

The assumed investment return of 4% under the contract is the measuring point for subsequent annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a return equal to the amount of such excess. Conversely, if the actual return is less than 4%, annuity payments will decrease.

B-2	THE GUARDIAN SEPARATE ACCOUNT A

The second and subsequent monthly payments made under the fixed-rate option will be equal to the amount of the first monthly fixed annuity payment.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of The Guardian Cash Fund, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (i) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (ii) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the investment division. The determination of net change in contract value does

STATEMENT OF ADDITIONAL INFORMATION	B-3

reflect all deductions that are charged to a contract owner, in proportion to the length of the base period and the investment division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

The yield of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of The Guardian Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the subdivision may be for any specified period in the future. The Guardian Cash Fund Investment Division’s respective yields are not guaranteed.

The current and effective annualized yields for the Investment Division investing in The Guardian Cash Fund for the seven-day period ending December 31, 2005 were 3.69% and 3.76%, respectively, calculated as described above.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and annuity units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the contract owner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trustee pension plan.

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2005 and 2004 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2005 and the statement of assets and liabilities of Separate Account A as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2005, included in this Statement of Additional information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-4	THE GUARDIAN SEPARATE ACCOUNT A

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STATEMENT OF ADDITIONAL INFORMATION	B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT A

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Guardian Stock	Guardian VC 500 Index

Assets:
Shares owned in underlying fund	4,720,162	650,631
Net asset value per share (NAV)	29.29	9.12

Total Assets (Shares x NAV)	$138,253,555	$5,933,757

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	74,835	10,202

Net Assets	$138,178,720	$5,923,555

Net Assets: Regular Contract
Contract value in accumulation period	$130,636,262	$5,788,835

Net Assets	$130,636,262	$5,788,835
Units Outstanding	1,350,920	624,819
Unit Value (accumulation)	$96.70	$9.26

Net Assets: 7 Year Enhanced Death Benefit Rider
Contract value in accumulation period	$5,411,746	$92,200

Net Assets	$5,411,746	$92,200
Units Outstanding	530,303	10,121
Unit Value (accumulation)	$10.21	$9.11

Net Assets: Total
Contract value in accumulation period	$136,048,008	$5,881,035
Contract value in Payout (annuitization) period	2,130,712	42,520

Net Assets	$138,178,720	$5,923,555

FIFO Cost Of Shares In Underlying Fund	$193,767,072	$5,270,337

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

	Guardian Stock	Guardian VC 500 Index

2005 Investment Income
Income:
Reinvested dividends	$1,748,094	$94,129
Expenses:
Mortality expense risk and administrative charges	1,451,952	61,497

Net investment income/(expense)	296,142	32,632

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(28,034,609)	231,102
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(28,034,609)	231,102
Net change in unrealized appreciation/(depreciation) of investments	31,708,309	(60,938)

Net realized and unrealized gain/(loss) from investments	3,673,700	170,164

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,969,842	$202,796

See notes to financial statements.

B-6	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

133,969	105,340	66,313	42,650	26,721	3,069,091	3,479,637
9.49	8.33	9.81	12.47	13.01	11.82	10.00

$1,271,366	$877,481	$650,534	$531,840	$347,640	$36,276,660	$34,796,370

4,213	6,784	5,390	6,388	3,835	19,973	2,899,161

$1,267,153	$870,697	$645,144	$525,452	$343,805	$36,256,687	$31,897,209

$1,267,153	$812,451	$591,748	$499,005	$321,695	$34,795,214	$29,165,493

$1,267,153	$812,451	$591,748	$499,005	$321,695	$34,795,214	$29,165,493
118,851	63,529	58,877	40,908	27,113	742,618	1,029,958
$10.66	$12.79	$10.05	$12.20	$11.87	$46.85	$28.32

$—	$52,797	$53,396	$26,447	$22,110	$673,232	$1,441,232

$—	$52,797	$53,396	$26,447	$22,110	$673,232	$1,441,232
—	4,199	5,339	2,179	1,873	47,003	124,467
—	$12.58	$10.00	$12.14	$11.81	$14.32	$11.58

$1,267,153	$865,248	$645,144	$525,452	$343,805	$35,468,446	$30,606,725
—	5,449	—	—	—	788,241	1,290,484

$1,267,153	$870,697	$645,144	$525,452	$343,805	$36,256,687	$31,897,209

$1,089,403	$902,686	$658,722	$561,686	$381,217	$37,796,303	$34,796,370

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$9,782	$60,398	$12,498	$7,770	$410	$1,494,994	$1,087,819

13,692	10,622	4,121	6,038	3,621	382,014	532,524

(3,910)	49,776	8,377	1,732	(3,211)	1,112,980	555,295

64,935	4,605	(1,888)	1,689	20,167	119,842	—
—	—	—	75,110	37,141	263,501	—

64,935	4,605	(1,888)	76,799	57,308	383,343	—
(20,094)	(32,577)	(5,194)	(24,430)	(34,261)	(975,282)	—

44,841	(27,972)	(7,082)	52,369	23,047	(591,939)	—

$40,931	$21,804	$1,295	$54,101	$19,836	$521,041	$555,295

STATEMENT OF ADDITIONAL INFORMATION	B-7

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth
Assets:
Shares owned in underlying fund	727,120	701,686
Net asset value per share (NAV)	17.40	17.80

Total Assets ( Shares x NAV)	$12,651,892	$12,490,008

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,184	9,835

Net Assets	$12,644,708	$12,480,173

Net Assets: Regular Contract
Contract value in accumulation period	$11,643,913	$11,623,410

Net Assets	$11,643,913	$11,623,410
Units Outstanding	380,418	451,012
Unit Value (accumulation)	$30.61	$25.77

Net Assets: 7 Year Enhanced Death Benefit Rider
Contract value in accumulation period	$989,689	$594,710

Net Assets	$989,689	$594,710
Units Outstanding	51,996	40,135
Unit Value (accumulation)	$19.03	$14.82

Net Assets: Total
Contract value in accumulation period	$12,633,602	$12,218,120
Contract value in Payout (annuitization) period	11,106	262,053

Net Assets	$12,644,708	$12,480,173

FIFO Cost Of Shares In Underlying Fund	$11,504,795	$9,345,781
STATEMENT OF OPERATIONS Year Ended December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth
2005 Investment Income
Income:
Reinvested dividends	$34,608	$192,167
Expenses:
Mortality expense risk and administrative charges	135,907	122,278

Net investment income/(expense)	(101,299)	69,889

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	840,044	942,764
Reinvested realized gain distributions	817,031	—

Net realized gain/(loss) on investments	1,657,075	942,764
Net change in unrealized appreciation/(depreciation) of investments	(1,419,231)	614,886

Net realized and unrealized gain/(loss) from investments	237,844	1,557,650

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$136,545	$1,627,539

See notes to financial statements.

B-8	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Premier Equity Series I

558,213	502,951	4,741,800	3,202,235	6,822	110,192	12,560
21.46	14.13	20.07	22.22	24.68	17.83	22.32

$11,979,245	$7,106,696	$95,167,925	$71,153,663	$168,359	$1,964,718	$280,350

8,377	5,837	52,223	41,550	4,929	7,555	407

$11,970,868	$7,100,859	$95,115,702	$71,112,113	$163,430	$1,957,163	$279,943

$11,614,422	$6,864,469	$87,595,936	67,962,688	$145,316	$1,937,696	$253,618

$11,614,422	$6,864,469	$87,595,936	$67,962,688	$145,316	$1,937,696	$253,618
481,612	413,841	1,253,168	1,170,715	18,351	212,630	33,717
$24.12	$16.59	$69.90	$58.05	$7.92	$9.11	7.52

$323,231	$190,391	$6,107,862	$2,545,247	$18,114	$19,467	$26,325

$323,231	$190,391	$6,107,862	$2,545,247	$18,114	$19,467	$26,325
13,572	13,123	494,363	156,696	2,326	2,172	3,559
$23.82	$14.51	$12.36	$16.24	$7.79	$8.96	$7.40

$11,937,653	$7,054,860	$93,703,798	$70,507,935	$163,430	$1,957,163	$279,943
33,215	45,999	1,411,904	604,178	—	—	—

$11,970,868	$7,100,859	$95,115,702	$71,112,113	$163,430	$1,957,163	$279,943

$9,889,477	$8,269,844	$137,590,118	$72,498,685	$150,563	$1,979,561	$238,124
Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Premier Equity Series I

$97,921	$16,031	$—	$324,800	$101	$41,873	$2,410

90,512	85,235	962,683	727,322	2,709	10,480	3,467

7,409	(69,204)	(962,683)	(402,522)	(2,608)	31,393	(1,057)

1,305,226	(441,208)	5,052,980	(1,583,321)	16,675	97,315	6,803
697,844	1,439,542	9,104,367	—	—	—	—

2,003,070	998,334	14,157,347	(1,583,321)	16,675	97,315	6,803
1,026,227	(1,163,899)	(5,987,679)	7,565,087	(2,637)	(26,137)	7,287

3,029,297	(165,565)	8,169,668	5,981,766	14,038	71,178	14,090

$3,036,706	$(234,769)	$7,206,985	$5,579,244	$11,430	$102,571	$13,033

STATEMENT OF ADDITIONAL INFORMATION	B-9

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B
Assets:
Shares owned in underlying fund	33,312	13,039
Net asset value per share (NAV)	24.65	26.54

Total Assets (Shares x NAV)	$821,130	$346,051

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,643	7,044

Net Assets	$811,487	$339,007

Net Assets: Regular Contract
Contract value in accumulation period	$810,595	$311,185

Net Assets	$810,595	$311,185
Units Outstanding	67,854	26,345
Unit Value (accumulation)	$11.95	$11.81

Net Assets: 7 Year Enhanced Death Benefit Rider
Contract value in accumulation period	$892	$25,784

Net Assets	$892	$25,784
Units Outstanding	76	2,207
Unit Value (accumulation)	$11.74	$11.68

Net Assets: Total
Contract value in accumulation period	$811,487	$336,969
Contract value in Payout (annuitization) period	—	2,038

Net Assets	$811,487	$339,007

FIFO Cost Of Shares In Underlying Fund	$765,931	$337,544
STATEMENT OF OPERATIONS Year Ended December 31, 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B
2005 Investment Income
Income:
Reinvested dividends	$12,076	$—
Expenses:
Mortality expense risk and administrative charges	9,245	3,105

Net investment income/(expense)	2,831	(3,105)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	65,358	58,852
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	65,358	58,852
Net change in unrealized appreciation/(depreciation) of investments	(37,192)	(8,991)

Net realized and unrealized gain/(loss) from investments	28,166	49,861

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$30,997	$46,756

See notes to financial statements.

B-10	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

14,999	36,642	42,017	363,208	272,470	268,358	128,404
15.63	12.84	13.83	17.33	12.77	30.93	25.39

$234,441	$470,483	$581,094	$6,294,399	$3,479,441	$8,300,312	$3,260,184

9,448	5,004	10,321	4,610	3,881	12,467	2,082

$224,993	$465,479	$570,773	$6,289,789	$3,475,560	$8,287,845	$3,258,102

$215,134	$443,767	$570,773	$5,844,119	$3,323,458	$7,866,374	$2,839,049

$215,134	$443,767	$570,773	$5,844,119	$3,323,458	$7,866,374	$2,839,049
20,780	34,954	41,388	233,967	281,807	599,023	226,236
$10.35	$12.70	$13.79	$24.98	$11.79	$13.13	$12.55

$9,859	$21,712	$—	$391,571	$152,102	$375,867	$153,581

$9,859	$21,712	$—	$391,571	$152,102	$375,867	$153,581
963	1,729	—	15,943	13,116	29,108	12,446
$10.24	$12.56	$—	$24.56	$11.60	$12.91	$12.34

$224,993	$465,479	$570,773	$6,235,690	$3,475,560	$8,242,241	$2,992,630
—	—	—	54,099	—	45,604	265,472

$224,993	$465,479	$570,773	$6,289,789	$3,475,560	$8,287,845	$3,258,102

$230,692	$451,157	$546,458	$6,013,021	$3,069,590	$6,890,013	$2,895,124
Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

$—	$8,113	$2,698	$195,343	$33,196	$11,044	$50,938

2,458	6,219	6,714	61,293	30,985	65,417	33,331

(2,458)	1,894	(4,016)	134,050	2,211	(54,373)	17,607

32,846	73,345	41,128	472,206	305,664	468,448	126,101
—	11,401	—	383,024	—	1,004	117,753

32,846	84,746	41,128	855,230	305,664	469,452	243,854
(10,504)	(59,545)	4,069	(264,413)	(66,268)	574,443	(111,051)

22,342	25,201	45,197	590,817	239,396	1,043,895	132,803

$19,884	$27,095	$41,181	$724,867	$241,607	$989,522	$150,410

STATEMENT OF ADDITIONAL INFORMATION	B-11

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

Assets:
Shares owned in underlying fund	12,849	407,535
Net asset value per share (NAV)	17.33	34.95

Total Assets (Shares x NAV)	$222,680	$14,243,356

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,367	15,590

Net Assets	$215,313	$14,227,766

Net Assets: Regular Contract
Contract value in accumulation period	$164,148	$13,147,853

Net Assets	$164,148	$13,147,853
Units Outstanding	18,007	610,130
Unit Value (accumulation)	$9.12	$21.55

Net Assets: 7 Year Enhanced Death Benefit Rider
Contract value in accumulation period	$51,165	$976,354

Net Assets	$51,165	$976,354
Units Outstanding	5,708	46,077
Unit Value (accumulation)	$8.96	$21.19

Net Assets: Total
Contract value in accumulation period	$215,313	$14,124,207
Contract value in Payout (annuitization) period	—	103,559

Net Assets	$215,313	$14,227,766

FIFO Cost Of Shares In Underlying Fund	$225,316	$11,204,408

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

2005 Investment Income
Income:
Reinvested dividends	$2,157	$—
Expenses:
Mortality expense risk and administrative charges	3,149	127,416

Net investment income/(expense)	(992)	(127,416)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	44,980	1,603,574
Reinvested realized gain distributions	—	194,594

Net realized gain/(loss) on investments	44,980	1,798,168
Net change in unrealized appreciation/(depreciation) of investments	(25,082)	313,184

Net realized and unrealized gain/(loss) from investments	19,898	2,111,352

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,906	$1,983,936

See notes to financial statements.

B-12	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class	MFS Investors Trust Initial Class

183,517	40,658	34,989	41,752	11,618	18,248	36,208
13.81	29.02	27.68	20.86	27.96	19.13	19.29

$2,534,369	$1,179,888	$968,487	$870,944	$324,838	$349,083	$698,458

3,863	1,645	1,746	6,193	1,228	694	5,252

$2,530,506	$1,178,243	$966,741	$864,751	$323,610	$348,389	$693,206

$2,405,145	$1,159,022	$916,819	$846,704	$306,964	$317,179	$680,610

$2,405,145	$1,159,022	$916,819	$846,704	$306,964	$317,179	$680,610
186,309	179,766	98,176	120,762	44,349	50,700	56,026
$12.91	$6.45	$9.34	$7.01	$6.92	$6.26	$12.15

$124,224	$16,039	$49,922	$16,188	$16,253	$14,859	$217

$124,224	$16,039	$49,922	$16,188	$16,253	$14,859	$217
9,729	2,529	5,437	2,348	2,387	2,415	18
$12.77	$6.34	$9.18	$6.89	$6.81	$6.15	$12.06

$2,529,369	$1,175,061	$966,741	$862,892	$323,217	$332,038	$680,827
1,137	3,182	—	1,859	393	16,351	12,379

$2,530,506	$1,178,243	$966,741	$864,751	$323,610	$348,389	$693,206

$2,289,557	$998,137	$907,824	$793,598	$314,072	$320,507	$584,782

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class	MFS Investors Trust Initial Class

$27,807	$—	$2,040	$3,185	$4,581	$—	$4,416

24,824	12,608	8,539	9,160	3,458	3,948	7,538

2,983	(12,608)	(6,499)	(5,975)	1,123	(3,948)	(3,122)

144,490	113,428	123,558	29,299	1,769	32,181	(36,908)
—	—	—	—	—	—	—

144,490	113,428	123,558	29,299	1,769	32,181	(36,908)
41,325	20,441	(50,763)	3,439	6,042	(14,436)	82,522

185,815	133,869	72,795	32,738	7,811	17,745	45,614

$188,798	$121,261	$66,296	$26,763	$8,934	$13,797	$42,492

STATEMENT OF ADDITIONAL INFORMATION	B-13

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	MFS New Discovery Initial Class	MFS Research Initial Class
Assets:
Shares owned in underlying fund	25,402	9,601
Net asset value per share (NAV)	15.65	16.41

Total Assets ( Shares x NAV)	$397,547	$157,560
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,074	6,537

Net Assets	$389,473	$151,023

Net Assets: Regular Contract
Contract value in accumulation period	$381,561	$151,023

Net Assets	$381,561	$151,023
Units Outstanding	38,858	17,684
Unit Value (accumulation)	$9.82	$8.54
Net Assets: 7 Year Enhanced Death Benefit Rider
Contract value in accumulation period	$7,912	$—

Net Assets	$7,912	$—
Units Outstanding	819	—
Unit Value (accumulation)	$9.66	$—
Net Assets: Total
Contract value in accumulation period	$389,473	$151,023
Contract value in Payout (annuitization) period	—	—

Net Assets	$389,473	$151,023

FIFO Cost Of Shares In Underlying Fund	$393,377	$154,809
STATEMENT OF OPERATIONS Year Ended December 31, 2005 (continued)

	MFS New Discovery Initial Class	MFS Research Initial Class
2005 Investment Income
Income:
Reinvested dividends	$—	$729
Expenses:
Mortality expense risk and administrative charges	5,203	1,954

Net investment income/(expense)	(5,203)	(1,225)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	75,683	28,151
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	75,683	28,151
Net change in unrealized appreciation/(depreciation) of investments	(46,275)	(17,151)

Net realized and unrealized gain/(loss) from investments	29,408	11,000

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,205	$9,775

See notes to financial statements.

B-14	STATEMENT OF ADDITIONAL INFORMATION

MFS Total Return Initial Class	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

242,826	80,027	87,355
20.69	20.46	9.42

$5,024,062	$1,637,349	$822,884

6,731	6,375	1,250

$5,017,331	$1,630,974	$821,634

$4,744,443	$1,550,735	$805,710

$4,744,443	$1,550,735	$805,710
350,222	121,145	71,639
$13.55	$12.80	$11.25

$264,353	$78,294	$5,326

$264,353	$78,294	$5,326
19,845	6,184	479
$13.32	$12.66	$11.12

$5,008,796	$1,629,029	$811,036
8,535	1,945	10,598

$5,017,331	$1,630,974	$821,634

$4,685,842	$1,520,606	$815,497

MFS Total Return Initial Class	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$101,294	$9,924	$26,206

49,985	12,457	7,561

51,309	(2,533)	18,645

183,595	80,311	(9,194)
198,586	28,023	—

382,181	108,334	(9,194)
(347,356)	(8,131)	6,409

34,825	100,203	(2,785)

$86,134	$97,670	$15,860

STATEMENT OF ADDITIONAL INFORMATION	B-15

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005

	Guardian Stock	Guardian VC 500 Index

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,319,717	$36,647
Net realized gain/(loss) from sale of investments	(28,524,411)	619,627
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	34,820,444	(109,024)

Net increase/(decrease) resulting from operations	7,615,750	547,250

2004 Contract Transactions
Net contract purchase payments	1,070,495	10,138
Transfers between investment divisions	(9,046,105)	335,237
Transfers on account of death	(1,451,214)	(61,771)
Transfers of annuity benefits, surrenders and partial withdrawals	(23,485,720)	(281,154)
Contract fees	(128,119)	(2,074)
Transfers–other	(3,046)	(891)

Net increase/(decrease) from contract transactions	(33,043,709)	(515)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(25,427,959)	546,735
Net Assets at December 31, 2003	188,657,498	5,876,029

Net Assets at December 31, 2004	$163,229,539	$6,422,764

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$296,142	$32,632
Net realized gain/(loss) from sale of investments	(28,034,609)	231,102
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	31,708,309	(60,938)

Net increase/(decrease) resulting from operations	3,969,842	202,796

2005 Contract Transactions
Net contract purchase payments	790,340	1,545
Transfers between investment divisions	(9,053,177)	(257,483)
Transfers on account of death	(1,229,290)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(19,415,194)	(444,051)
Contract fees	(109,201)	(1,959)
Transfers–other	(4,139)	(57)

Net increase/(decrease) from contract transactions	(29,020,661)	(702,005)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(25,050,819)	(499,209)
Net Assets at December 31, 2004	163,229,539	6,422,764

Net Assets at December 31, 2005	$138,178,720	$5,923,555

See notes to financial statements.

B-16	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$3,123	$55,039	$3,130	$1,241	$30	$1,329,490	$(71,255)
1,905	20,166	20	—	—	489,332	—
—	—	—	14,701	8,582	422,689	—
106,935	8,874	(2,994)	(5,416)	684	(859,142)	—

111,963	84,079	156	10,526	9,296	1,382,369	(71,255)

500	2,796	—	—	—	345,836	390,416
605,257	(35,709)	351,564	318,709	118,612	(2,626,650)	(2,939,517)
—	(1,421)	—	—	—	(616,580)	(228,507)
(139,490)	(62,866)	—	—	—	(7,088,237)	(8,651,093)
(548)	(415)	(15)	—	(12)	(27,524)	(31,771)
(51)	5	—	—	—	(1,164)	(168)

465,668	(97,610)	351,549	318,709	118,600	(10,014,319)	(11,460,640)

—	—	—	—	—	—	44,576

577,631	(13,531)	351,705	329,235	127,896	(8,631,950)	(11,487,319)
878,584	1,077,174	—	—	—	49,833,021	48,861,984

$1,456,215	$1,063,643	$351,705	$329,235	$127,896	$41,201,071	$37,374,665

$(3,910)	$49,776	$8,377	$1,732	$(3,211)	$1,112,980	$555,295
64,935	4,605	(1,888)	1,689	20,167	119,842	—
—	—	—	75,110	37,141	263,501	—
(20,094)	(32,577)	(5,194)	(24,430)	(34,261)	(975,282)	—

40,931	21,804	1,295	54,101	19,836	521,041	555,295

750	3,870	116	1,310	104	352,391	319,763
(10,692)	(125,668)	377,907	170,979	210,220	(636,802)	2,731,122
—	—	—	—	—	(374,127)	(734,752)
(219,592)	(92,455)	(85,728)	(29,931)	(14,107)	(4,783,388)	(8,602,293)
(568)	(419)	(153)	(237)	(144)	(23,515)	(26,897)
109	(78)	2	(5)	—	16	130,096

(229,993)	(214,750)	292,144	142,116	196,073	(5,465,425)	(6,182,961)

—	—	—	—	—	—	150,210

(189,062)	(192,946)	293,439	196,217	215,909	(4,944,384)	(5,477,456)
1,456,215	1,063,643	351,705	329,235	127,896	41,201,071	37,374,665

$1,267,153	$870,697	$645,144	$525,452	$343,805	$36,256,687	$31,897,209

STATEMENT OF ADDITIONAL INFORMATION	B-17

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(86,625)	$(91,922)
Net realized gain/(loss) from sale of investments	555,348	462,659
Reinvested realized gain distributions	483,921	—
Net change in unrealized appreciation/(depreciation) of investments	791,425	1,336,477

Net increase/(decrease) resulting from operations	1,744,069	1,707,214

2004 Contract Transactions
Net contract purchase payments	55,138	90,924
Transfers between investment divisions	168,883	(30,442)
Transfers on account of death	(71,086)	(159,391)
Transfers of annuity benefits, surrenders and partial withdrawals	(792,983)	(1,466,045)
Contract fees	(5,669)	(6,337)
Transfers–other	48	(20)

Net increase/(decrease) from contract transactions	(645,669)	(1,571,311)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,098,400	135,903
Net Assets at December 31, 2003	12,870,783	12,116,514

Net Assets at December 31, 2004	$13,969,183	$12,252,417

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(101,299)	$69,889
Net realized gain/(loss) from sale of investments	840,044	942,764
Reinvested realized gain distributions	817,031	—
Net change in unrealized appreciation/(depreciation) of investments	(1,419,231)	614,886

Net increase/(decrease) resulting from operations	136,545	1,627,539

2005 Contract Transactions
Net contract purchase payments	36,338	44,353
Transfers between investment divisions	390,649	90,140
Transfers on account of death	—	(109,230)
Transfers of annuity benefits, surrenders and partial withdrawals	(1,881,984)	(1,419,641)
Contract fees	(6,010)	(5,730)
Transfers–other	(13)	325

Net increase/(decrease) from contract transactions	(1,461,020)	(1,399,783)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,324,475)	227,756
Net Assets at December 31, 2004	13,969,183	12,252,417

Net Assets at December 31, 2005	$12,644,708	$12,480,173

See notes to financial statements.

B-18	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Premier Equity Series I

$(48,942)	$(105,545)	$(1,037,493)	$(512,695)	$(4,234)	$40	$(2,123)
1,087,105	674,507	(5,303,492)	(2,077,524)	7,966	13,504	(22,779)
139,017	1,859,615	—	—	—	—	—
(107,843)	(1,102,074)	16,115,183	10,405,164	3,942	30,353	32,969

1,069,337	1,326,503	9,774,198	7,814,945	7,674	43,897	8,067

30,039	44,825	461,811	551,638	6,952	218	34
1,107,507	1,320,078	(850,857)	(1,268,531)	(34,476)	152,201	(71,920)
(18,049)	(53,933)	(674,889)	(288,283)	—	—	—
(487,107)	(1,101,918)	(8,958,135)	(7,822,826)	(48,569)	(7,340)	(21,074)
(2,645)	(4,025)	(79,464)	(40,765)	(139)	(53)	(161)
(44)	(326)	(2,237)	(629)	99	16	—

629,701	204,701	(10,103,771)	(8,869,396)	(76,133)	145,042	(93,121)

—	—	—	—	—	—	—

1,699,038	1,531,204	(329,573)	(1,054,451)	(68,459)	188,939	(85,054)
5,120,292	9,521,972	103,930,151	76,518,401	383,649	104,965	360,792

$6,819,330	$11,053,176	$103,600,578	$75,463,950	$315,190	$293,904	$275,738

$7,409	$(69,204)	$(962,683)	$(402,522)	$(2,608)	$31,393	$(1,057)
1,305,226	(441,208)	5,052,980	(1,583,321)	16,675	97,315	6,803
697,844	1,439,542	9,104,367	—	—	—	—
1,026,227	(1,163,899)	(5,987,679)	7,565,087	(2,637)	(26,137)	7,287

3,036,706	(234,769)	7,206,985	5,579,244	11,430	102,571	13,033

22,504	42,175	470,012	471,602	180	125	248
2,952,804	(2,915,399)	(3,016,668)	(1,535,729)	(62,023)	1,616,034	19,839
(87,971)	(27,250)	(1,767,675)	(1,078,693)	—	—	—
(768,998)	(813,345)	(11,308,777)	(7,744,861)	(101,198)	(55,180)	(28,757)
(3,316)	(3,474)	(74,045)	(37,127)	(149)	(291)	(158)
(191)	(255)	5,292	(6,273)	—	—	—

2,114,832	(3,717,548)	(15,691,861)	(9,931,081)	(163,190)	1,560,688	(8,828)

—	—	—	—	—	—	—

5,151,538	(3,952,317)	(8,484,876)	(4,351,837)	(151,760)	1,663,259	4,205
6,819,330	11,053,176	103,600,578	75,463,950	315,190	293,904	275,738

$11,970,868	$7,100,859	$95,115,702	$71,112,113	$163,430	$1,957,163	$279,943

STATEMENT OF ADDITIONAL INFORMATION	B-19

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,060)	$(3,357)
Net realized gain/(loss) from sale of investments	20,866	11,594
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	56,254	10,298

Net increase/(decrease) resulting from operations	74,060	18,535

2004 Contract Transactions
Net contract purchase payments	10,058	1,248
Transfers between investment divisions	379,214	23,517
Transfers on account of death	(19,555)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(12,981)	(3,823)
Contract fees	(293)	(137)
Transfers–other	207	—

Net increase/(decrease) from contract transactions	356,650	20,805

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	430,710	39,340
Net Assets at December 31, 2003	508,861	112,008

Net Assets at December 31, 2004	$939,571	$151,348

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,831	$(3,105)
Net realized gain/(loss) from sale of investments	65,358	58,852
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(37,192)	(8,991)

Net increase/(decrease) resulting from operations	30,997	46,756

2005 Contract Transactions
Net contract purchase payments	208	1,338
Transfers between investment divisions	(118,071)	163,763
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(40,846)	(24,042)
Contract fees	(304)	(104)
Transfers–other	(68)	(52)

Net increase/(decrease) from contract transactions	(159,081)	140,903

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(128,084)	187,659
Net Assets at December 31, 2004	939,571	151,348

Net Assets at December 31, 2005	$811,487	$339,007

See notes to financial statements.

B-20	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

$(3,698)	$(1,412)	$(5,031)	$75,708	$(2,888)	$(33,535)	$7,130
(2,964)	54,976	102,891	389,343	119,496	140,067	20,213
—	—	—	135,470	—	—	8,720
4,369	10,468	(49,675)	303,234	187,606	470,286	244,721

(2,293)	64,032	48,185	903,755	304,214	576,818	280,784

208	—	45,825	14,584	14,348	19,271	14,629
(77,056)	32,971	118,389	792,345	648,644	2,502,641	1,119,902
—	—	—	—	(10,782)	—	—
(66,177)	(18,439)	(45,904)	(287,547)	(252,214)	(163,558)	(222,453)
(205)	(166)	(307)	(1,464)	(1,212)	(1,662)	(1,281)
(522)	(23)	(1)	(111)	53	118	(3)

(143,752)	14,343	118,002	517,807	398,837	2,356,810	910,794

—	—	—	—	—	—	—

(146,045)	78,375	166,187	1,421,562	703,051	2,933,628	1,191,578
335,420	524,920	514,592	3,068,484	2,227,611	2,639,197	2,127,992

$189,375	$603,295	$680,779	$4,490,046	$2,930,662	$5,572,825	$3,319,570

$(2,458)	$1,894	$(4,016)	$134,050	$2,211	$(54,373)	$17,607
32,846	73,345	41,128	472,206	305,664	468,448	126,101
—	11,401	—	383,024	—	1,004	117,753
(10,504)	(59,545)	4,069	(264,413)	(66,268)	574,443	(111,051)

19,884	27,095	41,181	724,867	241,607	989,522	150,410

208	2,003	2,880	19,407	16,458	25,741	8,084
38,223	(129,847)	(44,945)	1,480,206	660,919	2,689,090	124,273
—	—	—	(65,042)	—	—	—
(22,544)	(36,310)	(108,675)	(357,860)	(372,955)	(985,562)	(342,980)
(153)	(208)	(306)	(2,033)	(1,355)	(3,074)	(1,384)
—	(549)	(141)	198	224	(697)	129

15,734	(164,911)	(151,187)	1,074,876	303,291	1,725,498	(211,878)

—	—	—	—	—	—	—

35,618	(137,816)	(110,006)	1,799,743	544,898	2,715,020	(61,468)
189,375	603,295	680,779	4,490,046	2,930,662	5,572,825	3,319,570

$224,993	$465,479	$570,773	$6,289,789	$3,475,560	$8,287,845	$3,258,102

STATEMENT OF ADDITIONAL INFORMATION	B-21

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,963)	$(89,728)
Net realized gain/(loss) from sale of investments	2,927	485,316
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	13,623	1,511,542

Net increase/(decrease) resulting from operations	14,587	1,907,130

2004 Contract Transactions
Net contract purchase payments	1,105	93,831
Transfers between investment divisions	181,649	3,686,207
Transfers on account of death	—	(26,033)
Transfers of annuity benefits, surrenders and partial withdrawals	(168)	(458,066)
Contract fees	(121)	(3,402)
Transfers–other	—	434

Net increase/(decrease) from contract transactions	182,465	3,292,971

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	197,052	5,200,101
Net Assets at December 31, 2003	118,369	6,290,056

Net Assets at December 31, 2004	$315,421	$11,490,157

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(992)	$(127,416)
Net realized gain/(loss) from sale of investments	44,980	1,603,574
Reinvested realized gain distributions	—	194,594
Net change in unrealized appreciation/(depreciation) of investments	(25,082)	313,184

Net increase/(decrease) resulting from operations	18,906	1,983,936

2005 Contract Transactions
Net contract purchase payments	—	95,500
Transfers between investment divisions	(74,355)	2,077,997
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(44,550)	(1,414,083)
Contract fees	(109)	(4,940)
Transfers–other	—	(801)

Net increase/(decrease) from contract transactions	(119,014)	753,673

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(100,108)	2,737,609
Net Assets at December 31, 2004	315,421	11,490,157

Net Assets at December 31, 2005	$215,313	$14,227,766

See notes to financial statements.

B-22	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class	MFS Investors Trust Initial Class

$321	$(10,515)	$(5,512)	$(7,948)	$(920)	$(4,816)	$(4,230)
62,391	(20,069)	(11,796)	(64,183)	89,341	48,080	(126,857)
—	—	—	—	—	—	—
141,117	208,238	113,250	108,164	(74,838)	5,602	219,071

203,829	177,654	95,942	36,033	13,583	48,866	87,984

1,736	1,050	1,575	11,835	10,062	334	5,281
1,000,421	417,277	234,282	450,207	(150,051)	148,150	(75,112)
(2,610)	—	(3,643)	—	—	—	—
(104,279)	(34,439)	(31,929)	(14,187)	(64,177)	(31,081)	(300,596)
(596)	(440)	(324)	(277)	(331)	(167)	(553)
(53)	29	32	—	1	38	—

894,619	383,477	199,993	447,578	(204,496)	117,274	(370,980)

—	—	—	—	—	—	—

1,098,448	561,131	295,935	483,611	(190,913)	166,140	(282,996)
772,381	797,698	496,785	528,978	592,188	414,851	1,166,855

$1,870,829	$1,358,829	$792,720	$1,012,589	$401,275	$580,991	$883,859

$2,983	$(12,608)	$(6,499)	$(5,975)	$1,123	$(3,948)	$(3,122)
144,490	113,428	123,558	29,299	1,769	32,181	(36,908)
—	—	—	—	—	—	—
41,325	20,441	(50,763)	3,439	6,042	(14,436)	82,522

188,798	121,261	66,296	26,763	8,934	13,797	42,492

7,543	3,055	1,500	13,331	10,736	288	4,165
672,388	(260,189)	174,416	(76,330)	(34,154)	(193,054)	(49,982)
—	—	—	—	—	—	—
(208,070)	(44,116)	(67,805)	(111,297)	(62,917)	(53,444)	(186,768)
(989)	(532)	(374)	(305)	(264)	(189)	(521)
7	(65)	(12)	—	—	—	(39)

470,879	(301,847)	107,725	(174,601)	(86,599)	(246,399)	(233,145)

—	—	—	—	—	—	—

659,677	(180,586)	174,021	(147,838)	(77,665)	(232,602)	(190,653)
1,870,829	1,358,829	792,720	1,012,589	401,275	580,991	883,859

$2,530,506	$1,178,243	$966,741	$864,751	$323,610	$348,389	$693,206

STATEMENT OF ADDITIONAL INFORMATION	B-23

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005

	MFS New Discovery Initial Class	MFS Research Initial Class

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,726)	$(384)
Net realized gain/(loss) from sale of investments	72,475	(6,435)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(22,558)	22,197

Net increase/(decrease) resulting from operations	42,191	15,378

2004 Contract Transactions
Net contract purchase payments	2,425	208
Transfers between investment divisions	(331,798)	50,503
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(40,299)	(22,296)
Contract fees	(311)	(60)
Transfers–other	34	53

Net increase/(decrease) from contract transactions	(369,949)	28,408

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(327,758)	43,786
Net Assets at December 31, 2003	878,401	92,414

Net Assets at December 31, 2004	$550,643	$136,200

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,203)	$(1,225)
Net realized gain/(loss) from sale of investments	75,683	28,151
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(46,275)	(17,151)

Net increase/(decrease) resulting from operations	24,205	9,775

2005 Contract Transactions
Net contract purchase payments	242	208
Transfers between investment divisions	(132,585)	24,165
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(52,707)	(19,271)
Contract fees	(204)	(54)
Transfers–other	(121)	—

Net increase/(decrease) from contract transactions	(185,375)	5,048

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(161,170)	14,823
Net Assets at December 31, 2004	550,643	136,200

Net Assets at December 31, 2005	$389,473	$151,023

See notes to financial statements.

B-24	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Total Return Initial Class	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$28,066	$(2,793)	$24,644
97,377	55,683	(2,894)
—	—	—
317,007	40,936	(3,116)

442,450	93,826	18,634

52,023	4,850	8,780
329,588	424,938	(71,809)
—	—	—
(377,535)	(171,068)	(85,021)
(1,985)	(363)	(399)
220	—	(1)

2,311	258,357	(148,450)

—	—	—

444,761	352,183	(129,816)
4,550,542	518,292	865,773

$4,995,303	$870,475	$735,957

$51,309	$(2,533)	$18,645
183,595	80,311	(9,194)
198,586	28,023	—
(347,356)	(8,131)	6,409

86,134	97,670	15,860

27,149	3,795	4,702
579,124	768,033	134,484
(4,243)	—	—
(663,837)	(109,336)	(69,699)
(2,344)	(592)	(445)
45	929	775

(64,106)	662,829	69,817

—	—	—

22,028	760,499	85,677
4,995,303	870,475	735,957

$5,017,331	$1,630,974	$821,634

STATEMENT OF ADDITIONAL INFORMATION	B-25

THE GUARDIAN SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (December 31, 2005)

NOTE 1 — ORGANIZATION

The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty-one investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment divisions, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

The forty-one investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund (GHYBF)

The Guardian VC Low Duration Bond Fund

The Guardian UBS VC Large Cap Value Fund

The Guardian UBS VC Small Cap Value Fund

The Guardian Bond Fund, Inc. (GBF)

The Guardian Cash Fund, Inc. (GCF)

Gabelli Capital Asset Fund (GCAF)

Baillie Gifford International Growth Fund (BGIGF)

Baillie Gifford Emerging Markets Fund (BGEMF)

The Guardian Small Cap Stock Fund (GSCSF)

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

AIM V.I. Capital Appreciation Fund Series I

AIM V.I. Utilities Fund Series I

AIM V.I. Premier Equity Fund Series I

AllianceBernstein Growth & Income Portfolio Class B

AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)

AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio
Class B)

AllianceBernstein Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Templeton Growth Securities Fund Class 2

Janus Aspen Mid Cap Growth Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)

Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)

Janus Aspen Worldwide Growth Portfolio Institutional Shares

MFS Emerging Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Series Initial Class

MFS Total Return Series Initial Class

Van Kampen Life Investment Trust Growth & Income Portfolio Class II

Van Kampen Life Investment Trust Government Portfolio Class II

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

B-26	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC had an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period. GIAC maintained assets in each of its separate accounts for the mortality risk associated with contracts maintenance and invested in the GCF subdivision of each separate account. The New York State Insurance Department granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed and transferred to the general account of the GIAC and was invested in bonds. At December 31, 2005, the AMFF balance in the GCF subdivision of Separate Account A was $0.

STATEMENT OF ADDITIONAL INFORMATION	B-27

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

	Purchases	Sales
The Guardian Stock Fund	$2,506,809	$31,649,375
The Guardian VC 500 Index Fund	585,127	1,273,002
The Guardian VC Asset Allocation Fund	59,216	299,427
The Guardian VC High Yield Bond Fund	626,917	791,268
The Guardian VC Low Duration Bond Fund	473,505	168,864
The Guardian UBS VC Large Cap Value Fund	754,594	529,598
The Guardian UBS VC Small Cap Value Fund	800,494	566,870
The Guardian Bond Fund, Inc.	3,047,815	7,244,746
The Guardian Cash Fund, Inc.	12,026,775	25,910,366
Gabelli Capital Asset Fund	3,141,170	3,920,550
Baillie Gifford International Growth Fund	2,389,465	3,757,081
Baillie Gifford Emerging Markets Fund	7,333,770	4,533,172
The Guardian Small Cap Stock Fund	3,943,967	6,325,943
Value Line Centurion Fund	9,981,943	17,799,437
Value Line Strategic Asset Management Trust	1,582,725	12,109,006
AIM V.I. Capital Appreciation Fund Series I	155,045	318,135
AIM V.I. Utilities Fund Series I	3,268,241	1,675,681
AIM V.I. Premier Equity Fund Series I	22,094	38,512
AllianceBernstein Growth & Income Portfolio Class B	329,240	486,246
AllianceBernstein Large Cap Growth Portfolio Class B (formerly Alliance Bernstein Premier Growth Portfolio Class B)	1,109,390	968,487
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	970,935	955,201
AllianceBernstein Value Portfolio Class B	384,852	540,249
Davis Financial Portfolio	422,380	570,869
Davis Real Estate Portfolio	4,783,009	3,209,765
Davis Value Portfolio	1,292,524	996,037
Fidelity VIP Contrafund Portfolio Service Class	3,163,264	1,495,718
Fidelity VIP Equity-Income Portfolio Service Class	681,404	774,591
Fidelity VIP Growth Opportunities Portfolio Service Class	691,748	808,605
Fidelity VIP Mid Cap Portfolio Service Class	4,476,890	3,678,623
Templeton Growth Securities Fund Class 2	1,483,740	1,015,053
Janus Aspen Mid Cap Growth Portfolio Institutional Shares	390,313	712,159
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)	999,296	909,529
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)	23,731	205,148
Janus Aspen Worldwide Growth Portfolio Institutional Shares	169,160	261,178
MFS Emerging Growth Series Initial Class	254,757	511,156
MFS Investors Trust Series Initial Class	26,403	265,133
MFS New Discovery Series Initial Class	791,073	976,450
MFS Research Series Initial Class	282,861	277,085
MFS Total Return Series Initial Class	1,302,532	1,126,758
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	1,119,990	429,214
Van Kampen Life Investment Trust Government Portfolio Class II	483,813	397,791

Total	$78,332,977	$140,482,078

B-28	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $30 for single payment contracts and $35 for flexible payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2004 and 2005, contract fees amounted to $345,792 and $314,176 respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.0% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%. There were no sales in 2005.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, GHYBF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIGF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets. The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years.

Number of Contract Years Completed	Contingent Deferred Sales Charge Percentage
1	5%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

STATEMENT OF ADDITIONAL INFORMATION	B-29

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 5% of the total payments made during the 72 months immediately proceeding the date of withdrawal, or 5% of the total amount being withdrawn.

For the years ended December 31, 2004 and 2005, contingent deferred sales charges were $152,376 and $134,988, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Guardian Stock Fund	12,035	526,760	(514,725)	15,602	488,151	(472,549)
The Guardian VC 500 Index Fund	173	82,514	(82,341)	43,777	45,845	(2,068)
The Guardian VC Asset Allocation Fund	1,338	23,657	(22,319)	62,811	14,648	48,163
The Guardian VC High Yield Bond Fund	308	17,304	(16,996)	236	8,326	(8,090)
The Guardian VC Low Duration Bond Fund	37,688	8,570	29,118	35,099	1	35,098
The Guardian UBS VC Large Cap Value Fund	16,382	2,594	13,788	29,299	—	29,299
The Guardian UBS VC Small Cap Value Fund	19,082	1,223	17,859	11,128	1	11,127
The Guardian Bond Fund, Inc.	7,738	131,490	(123,752)	7,616	243,961	(236,345)
The Guardian Cash Fund, Inc.	156,607	334,323	(177,716)	14,531	456,646	(442,115)
Gabelli Capital Asset Fund	18,417	64,759	(46,342)	8,923	33,325	(24,402)
Baillie Gifford International Growth Fund	7,433	69,734	(62,301)	7,581	86,618	(79,037)
Baillie Gifford Emerging Markets Fund	147,153	43,918	103,235	65,951	33,748	32,203
The Guardian Small Cap Stock Fund	2,646	236,157	(233,511)	87,422	75,138	12,284
Value Line Centurion Fund	17,896	272,553	(254,657)	9,368	220,472	(211,104)
Value Line Strategic Asset Management Trust	13,261	214,026	(200,765)	11,531	201,790	(190,259)
AIM V.I. Capital Appreciation Fund Series I	24	22,274	(22,250)	1,039	13,280	(12,241)
AIM V.I. Utilities Fund Series I	183,622	6,138	177,484	26,312	5,477	20,835
AIM V.I. Premier Equity Fund Series I	2,872	4,009	(1,137)	5	14,198	(14,193)
AllianceBernstein Growth & Income Portfolio Class B	18	13,548	(13,530)	35,946	3,073	32,873
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)	16,411	2,260	14,151	3,406	584	2,822
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	5,196	2,231	2,965	22	15,871	(15,849)
AllianceBernstein Value Portfolio Class B	162	13,125	(12,963)	2,858	1,699	1,159
Davis Financial Portfolio	232	11,821	(11,589)	14,941	5,732	9,209
Davis Real Estate Portfolio	69,118	18,387	50,731	34,261	14,305	19,956
Davis Value Portfolio	63,247	37,889	25,358	67,630	25,869	41,761
Fidelity VIP Contrafund Portfolio Service Class	224,491	83,787	140,704	241,515	16,034	225,481
Fidelity VIP Equity-Income Portfolio Service Class	11,127	26,866	(15,739)	79,734	20,762	58,972
Fidelity VIP Growth Opportunities Portfolio Service Class	—	13,684	(13,684)	29,142	6,581	22,561
Fidelity VIP Mid Cap Portfolio Service Class	109,483	72,466	37,017	232,709	29,608	203,101
Templeton Growth Securities Fund Class 2	61,944	22,155	39,789	91,740	9,523	82,217
Janus Aspen Mid Cap Growth Portfolio Institutional Shares	493	52,084	(51,591)	76,581	7,022	69,559
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)	16,460	7,767	8,693	30,118	4,820	25,298

B-30	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)	2,022	27,795	(25,773)	70,801	2,571	68,230
Janus Aspen Worldwide Growth Portfolio Institutional Shares	1,643	15,670	(14,027)	1,609	33,888	(32,279)
MFS Emerging Growth Series Initial Class	50	44,475	(44,425)	26,027	5,490	20,537
MFS Investors Trust Series Initial Class	364	20,548	(20,184)	832	35,983	(35,151)
MFS New Discovery Series Initial Class	25	18,799	(18,774)	272	40,248	(39,976)
MFS Research Series Initial Class	1,302	642	660	6,933	3,159	3,774
MFS Total Return Series Initial Class	45,416	50,375	(4,959)	29,516	31,536	(2,020)
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	62,414	8,844	53,570	39,848	15,819	24,029
Van Kampen Life Investment Trust Government Portfolio Class II	12,422	6,201	6,221	3,961	18,191	(14,230)

STATEMENT OF ADDITIONAL INFORMATION	B-31

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units:

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
The Guardian Stock Fund
2005	1,350,920	$96.70	$130,636,262	1.00%	1.19%	3.27%
2004	1,638,204	93.64	153,395,007	1.00%	1.78%	4.96%
2003	1,994,910	89.21	177,964,894	1.00%	1.03%	20.26%
2002	2,291,712	74.18	170,006,298	1.00%	0.88%	-21.65%
2001	2,853,376	94.69	270,177,092	1.00%	0.24%	-22.21%
The Guardian VC 500 Index Fund
2005	624,819	$9.26	$5,788,835	1.00%	1.54%	3.51%
2004	680,746	8.95	6,092,844	1.00%	1.60%	9.50%
2003	677,785	8.17	5,539,960	1.00%	1.62%	26.99%
2002	413,646	6.44	2,662,372	1.00%	2.36%	-23.18%
2001	242,907	8.38	2,035,120	1.00%	1.39%	-12.79%
The Guardian VC Asset Allocation Fund
2005	118,851	$10.66	$1,267,153	1.00%	0.73%	3.33%
2004	138,860	10.32	1,432,708	1.00%	1.32%	9.22%
2003	93,007	9.45	878,584	1.00%	2.66%	26.45%
2002	45,137	7.47	337,199	1.00%	3.46%	-20.67%
2001	73,821	9.42	695,183	1.00%	1.22%	-9.92%
The Guardian VC High Yield Bond Fund
2005	63,529	$12.79	$812,451	1.00%	5.84%	2.29%
2004	79,356	12.50	992,126	1.00%	6.93%	8.14%
2003	86,677	11.56	1,002,059	1.00%	7.01%	16.79%
2002	44,601	9.90	441,489	1.00%	9.79%	0.30%
2001	23,569	9.87	232,604	1.00%	15.91%	2.54%
The Guardian VC Low Duration Bond Fund(5)
2005	58,877	$10.05	$591,748	1.00%	3.04%	0.26%
2004	28,286	10.02	283,553	1.00%	2.27%	0.25%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(5)
2005	40,908	$12.20	$499,005	1.00%	1.41%	8.55%
2004	29,299	11.24	329,235	1.00%	1.35%	12.37%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(5)
2005	27,113	$11.87	$321,695	1.00%	0.12%	3.20%
2004	9,641	11.50	110,847	1.00%	0.39%	14.98%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	742,618	$46.85	$34,795,214	1.00%	3.87%	1.35%
2004	854,351	46.23	39,498,244	1.00%	3.98%	3.19%
2003	1,065,700	44.80	47,748,268	1.00%	3.61%	3.71%
2002	1,285,709	43.20	55,546,167	1.00%	4.37%	8.40%
2001	1,246,728	39.86	49,690,512	1.00%	5.94%	7.80%

B-32	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
The Guardian Cash Fund, Inc.
2005	1,029,958	$28.32	$29,165,493	1.00%	3.20%	1.68%
2004	1,273,858	27.85	35,474,656	1.00%	1.05%	-0.14%
2003	1,656,249	27.89	46,189,397	1.00%	0.71%	-0.33%
2002	2,431,591	27.98	68,033,498	1.00%	1.21%	0.26%
2001	2,543,027	27.91	70,970,265	1.00%	4.20%	2.57%
Gabelli Capital Asset Fund
2005	380,418	$30.61	$11,643,913	1.00%	0.26%	1.03%
2004	430,732	30.30	13,049,351	1.00%	0.35%	14.41%
2003	456,432	26.48	12,086,481	1.00%	0.13%	34.13%
2002	408,632	19.74	8,067,476	1.00%	0.26%	-15.15%
2001	443,223	23.27	10,313,275	1.00%	0.63%	1.56%
Baillie Gifford International Growth Fund
2005	451,012	$25.77	$11,623,410	1.00%	1.61%	14.88%
2004	509,830	22.43	11,437,326	1.00%	0.26%	15.58%
2003	583,909	19.41	11,333,722	1.00%	1.52%	28.75%
2002	666,980	15.08	10,054,890	1.00%	0.08%	-18.51%
2001	795,385	18.50	14,714,590	1.00%	0.00%	-21.18%
Baillie Gifford Emerging Markets Fund
2005	481,612	$24.12	$11,614,422	1.00%	1.12%	39.13%
2004	385,806	17.33	6,687,103	1.00%	0.28%	22.34%
2003	352,877	14.17	4,999,282	1.00%	0.96%	52.41%
2002	284,257	9.30	2,642,344	1.00%	0.48%	-7.26%
2001	295,604	10.02	2,962,938	1.00%	0.20%	5.26%
The Guardian Small Cap Stock Fund
2005	413,841	$16.59	$6,864,469	1.00%	0.18%	-0.82%
2004	638,969	16.72	10,686,218	1.00%	0.00%	14.04%
2003	630,201	14.67	9,241,963	1.00%	0.00%	42.04%
2002	479,166	10.32	4,947,285	1.00%	0.01%	-16.33%
2001	517,680	12.34	6,387,760	1.00%	0.01%	-8.72%
Value Line Centurion Fund
2005	1,253,168	$69.90	$87,595,936	1.00%	0.00%	8.06%
2004	1,488,096	64.69	96,261,213	1.00%	0.00%	10.42%
2003	1,650,982	58.58	96,720,728	1.00%	0.00%	18.32%
2002	1,852,562	49.51	91,729,524	1.00%	0.00%	-23.69%
2001	2,136,987	64.89	138,659,836	1.00%	0.16%	-17.17%
Value Line Strategic Asset Management Trust
2005	1,170,715	$58.05	$67,962,688	1.00%	0.44%	8.01%
2004	1,338,930	53.75	71,962,470	1.00%	0.34%	11.09%
2003	1,509,488	48.38	73,031,344	1.00%	0.73%	15.39%
2002	1,672,130	41.93	70,113,176	1.00%	1.29%	-13.39%
2001	2,038,740	48.41	98,697,799	1.00%	3.11%	-13.78%
AIM V.I. Capital Appreciation Fund Series I
2005	18,351	$7.92	$145,316	1.00%	0.04%	7.77%
2004	40,600	7.35	298,328	1.00%	0.00%	5.58%
2003	51,009	6.96	355,014	1.00%	0.00%	28.25%
2002	98,605	5.43	535,108	1.00%	0.00%	-25.10%
2001	101,635	7.25	736,365	1.00%	0.00%	-24.03%
AIM V.I. Utilities Fund Series I
2005	212,630	$9.11	$1,937,696	1.00%	4.35%	15.69%
2004	36,815	7.88	289,998	1.00%	2.02%	23.29%
2003	11,407	6.39	72,882	1.00%	2.30%	17.87%
2002	13,777	5.42	74,677	1.00%	7.65%	-26.26%
2001	20,994	7.35	154,332	1.00%	1.28%	-28.63%

STATEMENT OF ADDITIONAL INFORMATION	B-33

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
AIM V.I. Premier Equity Fund Series I
2005	33,717	$7.52	$253,618	1.00%	0.87%	4.62%
2004	33,900	7.19	243,737	1.00%	0.43%	4.73%
2003	47,920	6.87	328,970	1.00%	0.21%	23.85%
2002	54,388	5.54	301,468	1.00%	1.02%	-30.94%
2001	75,616	8.03	606,933	1.00%	0.16%	-13.42%
AllianceBernstein Growth & Income Portfolio Class B(4)
2005	67,854	$11.95	$810,595	1.00%	1.34%	3.57%
2004	81,250	11.53	937,163	1.00%	0.71%	10.13%
2003	48,382	10.47	506,729	1.00%	0.22%	30.89%
2002	2,106	8.00	16,854	1.00%	0.23%	-19.98%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(4)
2005	26,345	$11.81	$311,185	1.00%	0.00%	13.72%
2004	12,309	10.39	127,860	1.00%	0.00%	7.28%
2003	9,385	9.68	90,869	1.00%	0.00%	22.16%
2002	34	7.93	269	1.00%	0.00%	-20.74%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(4)
2005	20,780	$10.35	$215,134	1.00%	0.00%	2.63%
2004	18,239	10.09	183,985	1.00%	0.00%	4.05%
2003	28,835	9.69	279,544	1.00%	0.00%	42.38%
2002	2,235	6.81	15,217	1.00%	0.00%	-31.91%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)
2005	34,954	$12.70	$443,767	1.00%	1.35%	4.45%
2004	47,916	12.16	582,432	1.00%	0.87%	12.26%
2003	46,756	10.83	506,266	1.00%	0.19%	27.20%
2002	1,226	8.51	10,434	1.00%	0.00%	-14.88%
2001	—	—	—	—	—	—
Davis Financial Portfolio(4)
2005	41,388	$13.79	$570,773	1.00%	0.45%	7.32%
2004	52,977	12.85	680,779	1.00%	0.33%	9.23%
2003	41,302	11.76	485,894	1.00%	0.29%	30.86%
2002	40,624	8.99	365,210	1.00%	0.36%	-17.66%
2001	50,488	10.92	551,210	1.00%	0.04%	-11.25%
Davis Real Estate Portfolio(4)
2005	233,967	$24.98	$5,844,119	1.00%	3.28%	12.03%
2004	185,641	22.30	4,139,185	1.00%	3.42%	32.04%
2003	167,695	16.89	2,831,817	1.00%	4.03%	35.45%
2002	74,949	12.47	934,401	1.00%	4.68%	4.86%
2001	26,189	11.89	311,384	1.00%	5.09%	4.46%
Davis Value Portfolio(4)
2005	281,807	$11.79	$3,323,458	1.00%	1.09%	8.37%
2004	250,308	10.88	2,723,976	1.00%	0.94%	11.23%
2003	216,039	9.78	2,113,743	1.00%	0.84%	28.48%
2002	133,885	7.61	1,019,532	1.00%	0.88%	-17.08%
2001	115,872	9.18	1,064,132	1.00%	0.56%	-11.27%

B-34	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
Fidelity VIP Contrafund Portfolio Service Class
2005	599,023	$13.13	$7,866,374	1.00%	0.17%	15.70%
2004	465,839	11.35	5,287,223	1.00%	0.20%	14.21%
2003	250,583	9.94	2,490,328	1.00%	0.21%	27.09%
2002	118,692	7.82	928,116	1.00%	0.68%	-10.31%
2001	106,175	8.72	925,696	1.00%	0.47%	-13.22%
Fidelity VIP Equity-Income Portfolio Service Class
2005	226,236	$12.55	$2,839,049	1.00%	1.55%	4.72%
2004	241,649	11.98	2,895,776	1.00%	1.34%	10.29%
2003	188,572	10.87	2,048,954	1.00%	1.28%	28.94%
2002	127,302	8.43	1,072,736	1.00%	1.36%	-17.81%
2001	74,120	10.25	759,949	1.00%	0.79%	-6.02%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	18,007	$9.12	$164,148	1.00%	0.87%	7.79%
2004	30,116	8.46	254,681	1.00%	0.31%	6.01%
2003	14,838	7.98	118,369	1.00%	0.69%	28.39%
2002	22,724	6.21	141,192	1.00%	0.21%	-22.68%
2001	876	8.04	7,040	1.00%	0.32%	-15.28%
Fidelity VIP Mid Cap Portfolio Service Class
2005	610,130	$21.55	$13,147,853	1.00%	0.00%	17.04%
2004	573,053	18.41	10,550,564	1.00%	0.00%	23.55%
2003	389,294	14.90	5,801,380	1.00%	0.25%	37.17%
2002	319,040	10.86	3,466,169	1.00%	0.90%	-10.78%
2001	327,910	12.18	3,992,942	1.00%	0.00%	-4.31%
Templeton Growth Securities Fund Class 2(4)
2005	186,309	$12.91	$2,405,145	1.00%	1.17%	7.80%
2004	140,453	11.98	1,682,043	1.00%	1.12%	14.89%
2003	66,577	10.42	694,010	1.00%	1.03%	30.84%
2002	14,588	7.97	116,226	1.00%	0.13%	-20.33%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	179,766	$6.45	$1,159,022	1.00%	0.00%	11.21%
2004	230,662	5.80	1,337,320	1.00%	0.00%	19.56%
2003	161,103	4.85	781,217	1.00%	0.00%	33.78%
2002	194,579	3.62	705,318	1.00%	0.00%	-28.74%
2001	295,486	5.08	1,501,003	1.00%	0.00%	-40.04%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	98,176	$9.34	$916,819	1.00%	0.26%	11.74%
2004	90,048	8.36	752,559	1.00%	0.30%	17.07%
2003	66,401	7.14	474,037	1.00%	0.41%	19.35%
2002	95,957	5.98	573,946	1.00%	0.65%	-16.50%
2001	160,167	7.16	1,147,295	1.00%	1.23%	-22.44%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	120,762	$7.01	$846,704	1.00%	0.34%	3.26%
2004	146,535	6.79	994,924	1.00%	0.16%	3.49%
2003	78,304	6.56	513,733	1.00%	0.06%	30.44%
2002	86,763	5.03	436,392	1.00%	0.00%	-27.23%
2001	158,988	6.91	1,098,894	1.00%	0.07%	-25.47%

STATEMENT OF ADDITIONAL INFORMATION	B-35

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	44,349	$6.92	$306,964	1.00%	1.40%	4.83%
2004	57,258	6.60	378,070	1.00%	0.90%	3.75%
2003	88,289	6.36	561,896	1.00%	1.07%	22.78%
2002	206,380	5.18	1,069,809	1.00%	0.99%	-26.23%
2001	268,921	7.03	1,889,726	1.00%	0.49%	-23.20%
MFS Emerging Growth Series Initial Class
2005	50,700	$6.26	$317,179	1.00%	0.00%	8.12%
2004	94,385	5.79	546,137	1.00%	0.00%	11.85%
2003	73,847	5.17	382,032	1.00%	0.00%	28.95%
2002	74,793	4.01	300,058	1.00%	0.00%	-34.41%
2001	72,184	6.12	441,516	1.00%	0.00%	-34.14%
MFS Investors Trust Series Initial Class
2005	56,026	$12.15	$680,610	1.00%	0.56%	6.26%
2004	73,494	11.43	840,204	1.00%	0.61%	10.26%
2003	107,289	10.37	1,112,419	1.00%	0.58%	20.95%
2002	136,220	8.57	1,167,748	1.00%	0.63%	-21.74%
2001	153,926	10.95	1,686,056	1.00%	0.50%	-16.78%
MFS New Discovery Series Initial Class
2005	38,858	$9.82	$381,561	1.00%	0.00%	4.21%
2004	57,631	9.42	543,024	1.00%	0.00%	5.47%
2003	88,971	8.93	794,834	1.00%	0.00%	32.41%
2002	59,143	6.75	399,047	1.00%	0.00%	-32.30%
2001	116,747	9.97	1,163,558	1.00%	0.00%	-5.96%
MFS Research Series Initial Class
2005	17,684	$8.54	$151,023	1.00%	0.45%	6.74%
2004	17,024	8.00	136,200	1.00%	1.13%	14.71%
2003	13,250	6.97	92,414	1.00%	0.33%	23.48%
2002	8,586	5.65	48,498	1.00%	0.63%	-25.28%
2001	14,814	7.56	111,977	1.00%	0.02%	-22.02%
MFS Total Return Series Initial Class
2005	350,222	$13.55	$4,744,443	1.00%	2.04%	1.81%
2004	354,619	13.31	4,718,561	1.00%	1.66%	10.23%
2003	360,878	12.07	4,356,342	1.00%	1.47%	15.18%
2002	241,880	10.48	2,534,993	1.00%	1.76%	-6.10%
2001	209,028	11.16	2,332,961	1.00%	0.75%	-0.74%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2005	121,145	$12.80	$1,550,735	1.00%	0.85%	8.64%
2004	68,373	11.78	805,592	1.00%	0.68%	13.00%
2003	44,964	10.43	468,846	1.00%	0.60%	26.42%
2002	11,423	8.25	94,213	1.00%	0.00%	-17.52%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2005	71,639	$11.25	$805,710	1.00%	3.48%	2.25%
2004	65,418	11.00	719,455	1.00%	4.59%	2.89%
2003	66,916	10.69	715,367	1.00%	5.57%	0.49%
2002	74,987	10.64	797,728	1.00%	0.00%	6.38%
2001	—	—	—	—	—	—

B-36	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund
2005	530,303	$10.21	$5,411,746	1.30%	1.19%	2.96%
2004	757,744	9.91	7,510,168	1.30%	1.78%	4.65%
2003	873,587	9.47	8,273,881	1.30%	1.03%	19.90%
2002	1,055,188	7.90	8,335,488	1.30%	0.88%	-21.89%
2001	1,183,214	10.11	11,966,158	1.30%	0.24%	-22.45%
The Guardian VC 500 Index Fund
2005	10,121	$9.11	$92,200	1.30%	1.54%	3.20%
2004	36,535	8.83	322,507	1.30%	1.60%	9.17%
2003	41,564	8.09	336,069	1.30%	1.62%	26.61%
2002	26,258	6.39	167,686	1.30%	2.36%	-23.41%
2001	4,526	8.34	37,740	1.30%	1.39%	-13.06%
The Guardian VC Asset Allocation Fund
2005	—	—	—	—	—	—
2004	2,310	10.18	23,507	1.30%	1.32%	8.89%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund
2005	4,199	$12.58	$52,797	1.30%	5.84%	1.98%
2004	5,368	12.33	66,190	1.30%	6.93%	7.82%
2003	6,137	11.44	70,189	1.30%	7.01%	16.44%
2002	268	9.82	2,630	1.30%	9.79%	-1.79%
2001	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(5)
2005	5,339	$10.00	$53,396	1.30%	3.04%	-0.04%
2004	6,812	10.00	68,152	1.30%	2.27%	0.04%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(5)
2005	2,179	$12.14	$26,447	1.30%	1.41%	8.01%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(5)
2005	1,873	$11.81	$22,110	1.30%	0.12%	2.89%
2004	1,486	11.47	17,049	1.30%	0.39%	14.75%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	47,003	$14.32	$673,232	1.30%	3.87%	1.04%
2004	59,022	14.18	836,656	1.30%	3.98%	2.88%
2003	84,018	13.78	1,157,686	1.30%	3.61%	3.40%
2002	124,120	13.33	1,654,077	1.30%	4.37%	8.07%
2001	118,055	12.33	1,455,778	1.30%	5.94%	7.47%

STATEMENT OF ADDITIONAL INFORMATION	B-37

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Cash Fund, Inc.
2005	124,467	$11.58	$1,441,232	1.30%	3.20%	1.38%
2004	58,283	11.42	665,686	1.30%	1.05%	-0.44%
2003	118,007	11.47	1,353,837	1.30%	0.71%	-0.62%
2002	145,197	11.54	1,676,241	1.30%	1.21%	-0.05%
2001	277,837	11.55	3,208,975	1.30%	4.20%	2.30%
Gabelli Capital Asset Fund
2005	51,996	$19.03	$989,689	1.30%	0.26%	0.73%
2004	48,024	18.90	907,482	1.30%	0.35%	14.06%
2003	46,726	16.57	774,088	1.30%	0.13%	33.73%
2002	41,677	12.39	516,312	1.30%	0.26%	-15.44%
2001	36,223	14.65	530,482	1.30%	0.63%	1.25%
Baillie Gifford International Growth Fund
2005	40,135	$14.82	$594,710	1.30%	1.61%	14.54%
2004	43,618	12.94	564,292	1.30%	0.26%	15.23%
2003	48,576	11.23	545,381	1.30%	1.52%	28.37%
2002	54,391	8.75	475,712	1.30%	0.08%	-18.76%
2001	68,303	10.77	735,310	1.30%	0.00%	-21.42%
Baillie Gifford Emerging Markets Fund
2005	13,572	$23.82	$323,231	1.30%	1.12%	38.72%
2004	6,143	17.17	105,471	1.30%	0.28%	21.98%
2003	6,869	14.08	96,691	1.30%	0.96%	51.95%
2002	2,561	9.26	23,726	1.30%	0.48%	-7.54%
2001	1,816	10.02	18,199	1.30%	0.20%	4.94%
The Guardian Small Cap Stock Fund
2005	13,123	$14.51	$190,391	1.30%	0.18%	-1.12%
2004	21,506	14.67	315,540	1.30%	0.00%	13.70%
2003	17,990	12.90	232,151	1.30%	0.00%	41.61%
2002	21,671	9.11	197,486	1.30%	0.01%	-16.58%
2001	16,484	10.92	180,059	1.30%	0.01%	-9.00%
Value Line Centurion Fund
2005	494,363	$12.36	$6,107,862	1.30%	0.00%	7.73%
2004	514,092	11.47	5,895,683	1.30%	0.00%	10.09%
2003	562,310	10.42	5,857,792	1.30%	0.00%	17.96%
2002	622,814	8.83	5,500,217	1.30%	0.00%	-23.92%
2001	650,833	11.61	7,554,550	1.30%	0.16%	-17.41%
Value Line Strategic Asset Management Trust
2005	156,696	$16.24	$2,545,247	1.30%	0.44%	7.69%
2004	189,246	15.08	2,854,498	1.30%	0.34%	10.75%
2003	208,947	13.62	2,845,647	1.30%	0.73%	15.04%
2002	271,791	11.84	3,217,615	1.30%	1.29%	-13.65%
2001	342,391	13.71	4,693,998	1.30%	3.11%	-14.04%
AIM V.I. Capital Appreciation Fund Series I
2005	2,326	$7.79	$18,114	1.30%	0.04%	7.45%
2004	2,327	7.25	16,862	1.30%	0.00%	5.26%
2003	4,159	6.88	28,635	1.30%	0.00%	27.87%
2002	4,747	5.38	25,562	1.30%	0.00%	-25.32%
2001	7,283	7.21	52,513	1.30%	0.00%	-24.26%

B-38	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
AIM V.I. Utilities Fund Series I
2005	2,172	$8.96	$19,467	1.30%	4.35%	15.34%
2004	503	7.77	3,906	1.30%	2.02%	22.92%
2003	5,076	6.32	32,083	1.30%	2.30%	17.51%
2002	1,465	5.38	7,879	1.30%	7.65%	-26.49%
2001	1,465	7.32	10,719	1.30%	1.28%	-28.85%
AIM V.I. Premier Equity Fund Series I
2005	3,559	$7.40	$26,325	1.30%	0.87%	4.30%
2004	4,513	7.09	32,001	1.30%	0.43%	4.42%
2003	4,686	6.79	31,822	1.30%	0.21%	23.48%
2002	4,480	5.50	24,638	1.30%	1.02%	-31.15%
2001	6,446	7.99	51,486	1.30%	0.16%	-13.68%
AllianceBernstein Growth & Income Portfolio Class B(4)
2005	76	$11.74	$892	1.30%	1.34%	3.26%
2004	210	11.44	2,408	1.30%	0.71%	9.80%
2003	205	10.42	2,132	1.30%	0.22%	30.50%
2002	118	7.99	938	1.30%	0.23%	-20.14%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(4)
2005	2,207	$11.68	$25,784	1.30%	0.00%	13.38%
2004	2,092	10.30	21,558	1.30%	0.00%	6.96%
2003	2,194	9.63	21,139	1.30%	0.00%	21.79%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(4)
2005	963	$10.24	$9,859	1.30%	0.00%	2.32%
2004	539	10.01	5,390	1.30%	0.00%	3.74%
2003	5,792	9.65	55,876	1.30%	0.00%	41.95%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)
2005	1,729	$12.56	$21,712	1.30%	1.35%	4.13%
2004	1,730	12.06	20,863	1.30%	0.87%	11.92%
2003	1,731	10.77	18,654	1.30%	0.19%	26.82%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Financial Portfolio(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	2,466	11.64	28,698	1.30%	0.29%	30.47%
2002	408	8.92	3,636	1.30%	0.36%	-17.90%
2001	2,658	10.87	28,883	1.30%	0.04%	-11.52%
Davis Real Estate Portfolio(4)
2005	15,943	$24.56	$391,571	1.30%	3.28%	11.69%
2004	13,538	21.99	297,699	1.30%	3.42%	31.64%
2003	11,528	16.70	192,568	1.30%	4.03%	35.04%
2002	9,637	12.37	119,213	1.30%	4.68%	4.54%
2001	4,676	11.83	55,333	1.30%	5.09%	4.15%

STATEMENT OF ADDITIONAL INFORMATION	B-39

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
Davis Value Portfolio(4)
2005	13,116	$11.60	$152,102	1.30%	1.09%	8.05%
2004	19,257	10.73	206,686	1.30%	0.94%	10.89%
2003	11,765	9.68	113,868	1.30%	0.84%	28.10%
2002	8,319	7.56	62,852	1.30%	0.88%	-17.33%
2001	9,633	9.14	88,043	1.30%	0.56%	-11.54%
Fidelity VIP Contrafund Portfolio Service Class
2005	29,108	$12.91	$375,867	1.30%	0.17%	15.35%
2004	21,588	11.19	241,649	1.30%	0.20%	13.86%
2003	11,363	9.83	111,708	1.30%	0.21%	26.71%
2002	4,658	7.76	36,141	1.30%	0.68%	-10.58%
2001	4,049	8.68	35,134	1.30%	0.47%	-13.48%
Fidelity VIP Equity-Income Portfolio Service Class
2005	12,446	$12.34	$153,581	1.30%	1.55%	4.41%
2004	12,772	11.82	150,949	1.30%	1.34%	9.96%
2003	6,877	10.75	73,924	1.30%	1.28%	28.56%
2002	1,395	8.36	11,661	1.30%	1.36%	-18.06%
2001	4,866	10.20	49,652	1.30%	0.79%	-6.30%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	5,708	$8.96	$51,165	1.30%	0.87%	7.47%
2004	7,283	8.34	60,740	1.30%	0.31%	-16.60%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class
2005	46,077	$21.19	$976,354	1.30%	0.00%	16.69%
2004	46,137	18.16	837,761	1.30%	0.00%	23.17%
2003	26,795	14.74	395,011	1.30%	0.25%	36.76%
2002	8,931	10.78	96,275	1.30%	0.90%	-11.05%
2001	15,996	12.12	193,846	1.30%	0.00%	-4.60%
Templeton Growth Securities Fund Class 2(4)
2005	9,729	$12.77	$124,224	1.30%	1.17%	7.47%
2004	15,796	11.88	187,661	1.30%	1.12%	14.54%
2003	7,455	10.37	77,328	1.30%	1.03%	30.45%
2002	767	7.95	6,101	1.30%	0.13%	-20.49%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	2,529	$6.34	$16,039	1.30%	0.00%	10.87%
2004	3,225	5.72	18,439	1.30%	0.00%	19.20%
2003	3,225	4.80	15,473	1.30%	0.00%	33.38%
2002	4,047	3.60	14,556	1.30%	0.00%	-28.86%
2001	15,032	5.06	75,990	1.30%	0.00%	-40.22%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	5,437	$9.18	$49,922	1.30%	0.26%	11.41%
2004	4,872	8.24	40,161	1.30%	0.30%	16.71%
2003	3,221	7.06	22,748	1.30%	0.41%	19.00%
2002	5,241	5.93	31,103	1.30%	0.65%	-16.75%
2001	6,556	7.13	46,736	1.30%	1.23%	-22.67%

B-40	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	2,348	$6.89	$16,188	1.30%	0.34%	2.95%
2004	2,348	6.70	15,726	1.30%	0.16%	3.18%
2003	2,349	6.49	15,245	1.30%	0.06%	30.05%
2002	2,899	4.99	14,471	1.30%	0.00%	-27.45%
2001	4,341	6.88	29,859	1.30%	0.07%	-25.70%
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	2,387	$6.81	$16,253	1.30%	1.40%	4.51%
2004	3,506	6.51	22,830	1.30%	0.90%	3.44%
2003	4,754	6.30	29,931	1.30%	1.07%	22.41%
2002	5,223	5.14	26,865	1.30%	0.99%	-26.45%
2001	9,225	6.99	64,516	1.30%	0.49%	-23.43%
MFS Emerging Growth Series Initial Class
2005	2,415	$6.15	$14,859	1.30%	0.00%	7.79%
2004	3,155	5.71	18,006	1.30%	0.00%	11.51%
2003	3,156	5.12	16,152	1.30%	0.00%	28.56%
2002	3,714	3.98	14,783	1.30%	0.00%	-34.61%
2001	5,528	6.09	33,647	1.30%	0.00%	-34.34%
MFS Investors Trust Series Initial Class
2005	18	$12.06	$217	1.30%	0.56%	5.94%
2004	2,734	11.47	31,354	1.30%	0.61%	9.93%
2003	4,090	10.43	42,664	1.30%	0.58%	20.59%
2002	4,156	8.65	35,949	1.30%	0.63%	-21.97%
2001	4,533	11.09	50,255	1.30%	0.50%	-17.03%
MFS New Discovery Series Initial Class
2005	819	$9.66	$7,912	1.30%	0.00%	3.90%
2004	820	9.29	7,619	1.30%	0.00%	5.15%
2003	9,456	8.84	83,567	1.30%	0.00%	32.01%
2002	7,032	6.69	47,077	1.30%	0.00%	-32.51%
2001	1,658	9.92	16,442	1.30%	0.00%	-6.24%
MFS Research Series Initial Class
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	500	5.61	2,804	1.30%	0.63%	-25.43%
2001	681	7.52	5,120	1.30%	0.02%	-22.26%
MFS Total Return Series Initial Class
2005	19,845	$13.32	$264,353	1.30%	2.04%	1.51%
2004	20,407	13.12	267,808	1.30%	1.66%	9.90%
2003	16,168	11.94	193,072	1.30%	1.47%	14.84%
2002	14,160	10.40	147,247	1.30%	1.76%	-6.38%
2001	14,992	11.11	166,520	1.30%	0.75%	-1.03%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2005	6,184	$12.66	$78,294	1.30%	0.85%	8.32%
2004	5,386	11.69	62,955	1.30%	0.68%	12.66%
2003	4,766	10.37	49,446	1.30%	0.60%	26.05%
2002	1,255	8.23	10,334	1.30%	0.00%	-17.69%
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-41

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2005	479	$11.12	$5,326	1.30%	3.48%	1.96%
2004	479	10.91	5,229	1.30%	4.59%	2.57%
2003	13,211	10.64	140,527	1.30%	5.57%	0.19%
2002	12,869	10.62	136,627	1.30%	0.00%	6.17%
2001	—	—	—	—	—	—

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased. The average net asset is calculated based on month ending net asset balance of last thirteen months for 2005 and 2004. For 2003, the average net asset is calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations on May 1, 2002.
(5)	Portfolio commenced operations on May 1, 2004.

B-42	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International Growth, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Utilities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Large Cap Growth Class B, AllianceBernstein Global Technology Class B, AllianceBernstein Value Class B, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Institutional Shares, Janus Aspen Forty Institutional Shares, Janus Aspen Large Cap Growth Institutional Shares, Janus Aspen Worldwide Growth Institutional Shares, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class, MFS Total Return Initial Class, Van Kampen Life Investment Trust Growth & Income Class II, Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account A) at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31,2005 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 23, 2006

New York, New York

STATEMENT OF ADDITIONAL INFORMATION	B-43

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2005	2004
	(In millions)
Assets:
Bonds, available for sale, at fair value (amortized cost $2,050 million; $2,053 million, respectively)	$ 2,037	$ 2,096
Affiliated mutual funds, available for sale, at fair value (cost $0 million; $13 million, respectively)	—	20
Trading securities, held for trading, at fair value (cost $34 million; $77 million, respectively)	38	77
Preferred stock, available for sale, at fair value (amortized cost $7 million; $8 million, respectively)	7	8
Policy loans	84	84
Cash and cash equivalents	303	137
Other invested assets	1	3

Total invested assets	2,470	2,425

Deferred policy acquisition costs	360	329
Investment income due and accrued	33	31
Other assets	54	56
Federal income taxes recoverable	—	16
Accounts receivable	24	38
Separate account assets	7,354	7,503

Total assets	$ 10,295	$ 10,398

Liabilities:
Future policy benefits and other policyholder liabilities	$ 2,247	$ 2,169
Due to parent and affiliated mutual funds	24	39
Federal income taxes payable	4	—
Deferred federal income taxes, net	71	78
Accrued expenses and other liabilities	125	121
Separate account liabilities	7,354	7,503

Total liabilities	9,825	9,910

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	182	182
Retained earnings	296	290
Accumulated other comprehensive (loss) income, net of deferred taxes	(10)	14

Total stockholder’s equity	470	488

Total liabilities and stockholder’s equity	$ 10,295	$ 10,398

See notes to consolidated financial statements.

B-44	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Revenues:
Premiums	$8	$10	$11
Net investment income	104	96	85
Net realized gains on investments	5	3	3
Administrative service fees	233	220	204
Other (expense) income	(21)	(18)	(14)

Total revenues	329	311	289

Benefits and expenses:
Policyholder benefits	73	59	67
Amortization of deferred policy acquisition costs	83	86	78
Amortization of deferred software costs	—	1	1
Other operating costs and expenses	173	163	153

Total benefits and expenses	329	309	299

Income (loss) before income taxes and cumulative effect of a change in accounting principles	—	2	(10)

Federal income taxes:
Current benefit	(10)	(4)	(14)
Deferred expense (benefit)	4	(6)	—

Total federal income taxes	(6)	(10)	(14)

Income before cumulative effect of a change in accounting principles	6	12	4

Cumulative effect of a change in accounting principles, net of tax	—	(2)	—

Net income	6	10	4

Other comprehensive (loss) income, net of tax:
Change in unrealized investment (losses) gains, net of tax	(24)	(10)	12

Comprehensive (loss) income	$(18)	$—	$16

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-45

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	182	162
Capital contribution	—	—	20

Capital in excess of par value, end of year	182	182	182

Retained earnings, beginning of year	290	280	276
Net income	6	10	4

Retained earnings, end of year	296	290	280

Accumulated other comprehensive income, net of deferred taxes, beginning of year	14	24	12
Change in unrealized investment (losses) gains, net of deferred taxes	(24)	(10)	12

Accumulated other comprehensive (loss) income, net of deferred taxes, end of year	(10)	14	24

Total stockholder’s equity, end of year	$470	$488	$488

See notes to consolidated financial statements.

B-46	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Operating activities:
Net income	$6	$10	$4
Adjustments to reconcile net income to net cash used in operating activities:
Net realized gains on investments	(5)	(3)	(3)
Changes in
Trading securities	56	—	—
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Deferred policy acquisition costs	(31)	(8)	(1)
Deferred software costs	—	1	1
Investment income due and accrued	(2)	(2)	(9)
Other assets	4	43	(50)
Federal income taxes payable (recoverable), net	20	(4)	25
Accounts receivable	14	(18)	2
Separate accounts, net	57	63	(5)
Future policy benefits and policyholder liabilities	49	96	60
Due to parent and affiliated mutual funds	(15)	3	(12)
Deferred federal income taxes, net	(7)	(13)	6
Accrued expenses and other liabilities	4	(39)	58
Other	2	(4)	3

Net cash provided by operating activities	152	127	79

Investment activities:
Proceeds from investments sold or matured Bonds	447	394	175
Investments purchased Bonds	(469)	(709)	(764)
Affiliated mutual funds	—	(8)	(2)
Preferred stocks	—	(7)	—
Other items, net	(2)	(5)	(4)

Net cash provided by (used in) investing activities	(24)	(335)	(595)

Financing activities:
Additions to policyholder contract deposits	229	261	838
Withdrawals from policyholder contract deposits	(191)	(211)	(168)
Capital contribution	—	—	20
Other items	—	—	13

Net cash provided by financing activities	38	50	703

Net increase (decrease) in cash	166	(158)	187
Cash and cash equivalents, at beginning of year	137	295	108

Cash and cash equivalents, at end of year	$303	$137	$295

Supplemental disclosure:
Federal income taxes (recovered) paid	$(23)	$1	$(38)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-47

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS).

GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser’s Act of 1940. GIS is the distributor and underwriter for GIAC’s variable products, and is the investment adviser to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company—Guardian Baillie Gifford Ltd. (GBG)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment adviser for the Baillie Gifford International Growth Fund (BGIGF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Growth Fund (GBGIGF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

Pursuant to agreement with the New York State Insurance Department, the Company has an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period will be adequate. The Company maintained assets in each of its separate accounts for the mortality risk associated with contracts and is invested in either the Guardian Cash Fund or Guardian Stock Fund subdivision of each separate account. The New York State Insurance Department has granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed from the various separate accounts and transferred to the general account of the Company and was invested in bonds.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

B-48	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income tax are included in a separate component of equity, “Accumulated other comprehensive (loss) income”. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains on investments”.

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Derivative Financial Instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, put contracts and swaps. Foreign currency forwards, swaps and put contracts are reported at fair market value in “Accrued expenses and other liabilities” in the Consolidated Balance Sheets. Changes in fair value are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans, and amounts due from brokers for unsettled sales. The mortgage loans are stated at amortized cost.

Net realized gains on investments

Net realized gains on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and such losses on investments are included in “Net realized gains on investments.” Allowances for losses on mortgage loans are netted against asset categories to which they apply and provisions for losses on investments are included in “Net realized gains on investments.” Changes in the fair value of trading securities are included in “Net realized gains on investments.” Changes in the fair value of derivatives are included in “Net realized gains on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisitions costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

STATEMENT OF ADDITIONAL INFORMATION	B-49

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive (loss) income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profit was 6.56% to 7.00% at December 31, 2005. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables from custodians.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts.

Separate account assets and liabilities

Separate account assets and liabilities are reported at estimated fair value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities”.

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts, such as those including provisions for guaranteed minimum death benefits, provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based

B-50	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

upon net deposits to the contract, or the highest historical account value on a contract anniversary. In 2005, the Company introduced additional annuity contracts that provide the holder with a guaranteed minimum withdrawal benefit (GMWB) prior to the annuitization date; the holder may take withdrawals up to a Guaranteed Withdrawal Amount (GWA) until the Guaranteed Withdrawal Benefit (GWB) is depleted, even if the Accumulation Value of the Basic Contract reduces to zero. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death or withdrawal benefits being higher than what accumulated policyholder account balances would support. At December 31, 2005 and 2004, the Company maintained reserves of $5 million and $4 million, respectively representing the Company’s estimate of the extent to which guaranteed minimum benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Federal income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC Codification Accounting Practices”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on statutory basis (STAT) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums, advances to agent balances and interest maintenance reserve) must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board (FASB) issued Interpretation (FIN) No. 46(R), “Consolidation of Variable Interest Entities,” which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company’s financial statements. A VIE is an entity that has one or more of the following characteristics (1) equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns), (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE, or (3) the equity

STATEMENT OF ADDITIONAL INFORMATION	B-51

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

investors have voting rights that are not proportionate to their economic interest, and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. For a nonpublic entity, FIN 46(R) is effective January 1, 2004 for VIEs created after December 31, 2003 and January 1, 2005 for VIEs created before December 31, 2003. The adoption of FIN 46(R) did not have a material effect on the Company’s consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, “Accounting and Reporting by Insurance Enterprises,” and SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” and the need for interpretative guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of SOP 03-1 are as follows:

•	Establishing an additional liability for a variety of contracts and contract features, including guaranteed minimum death benefits (GMDB) and similar mortality benefits, annuitization benefits features, and no lapse guarantee features contained in variable and interest sensitive policies;

•	Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Reporting and measuring the Company’s interest in its separate accounts as general account assets based on the insurer’s proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs (DAC).

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003, and as such the Company adopted the SOP effective January 1, 2004. The effect of initially adopting this SOP was a charge of $2 million, net of taxes, reported as a “Cumulative effect of a change in accounting principles, net of taxes”, in the Consolidated Statements of Income and Comprehensive Income.

Upon adoption of SOP 03-1, the Company reclassified $238 million of separate account assets to the general account resulting in a $163 million increase in Bonds, available for sale and a $61 million increase in trading securities, a $11 million increase in cash and cash equivalents, a $1 million increase in preferred stock as well as a $2 million increase in investment income due and accrued. Similarly, upon adoption, $175 million of separate account liabilities were reclassified resulting in a $174 million increase in Life and Annuity Reserves and a $1 million increase in other liabilities.

In March 2004, the Emerging Issues Task Force (EITF) of the FASB reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments.” This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company’s policy is generally to record income only as cash is received following an impairment of a debt security. In November 2005, the FASB issued Nos. FAS 115-1 and FAS 124-1, effective for reporting periods beginning after December 15, 2005, which nullifies a substantial portion of EITF 03-1. In addition, the FSP addresses the determination as to when an investment is considered impaired, whether the impairment is other than temporary and the measurement of an impairment loss. The adoption of FAS FSP Nos. 115-1 and FAS 124-1 is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

The FASB issued guidance during June 2005 on accounting for embedded options in certain debt instruments under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” The guidance is contained in Derivatives

B-52	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Implementation Group (DIG) Issue B38, “Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option” (Issue B38) and DIG Issue B39, “Application of Paragraph 13 (b) to Call Options That Are Exercisable Only by the Debtor” (Issue B39). Issue B38 states that prepayment options meet the net settlement criterion and therefore could qualify as an embedded derivative that would require bifurcation from the host debt instrument, such as of prepayment options in conventional commercial mortgages. Issue B39 states that a common prepayment option that is controlled by the debtor should be considered clearly and closely related to the debt host contract and therefore, should not be bifurcated. The guidance is effective for the first fiscal quarter beginning after December 15, 2005. Adoption of this guidance is not expected to have a material effect on the Company’s financial statements.

During May 2005 the FASB issued SFAS No. 154, “Accounting Changes and Error Corrections a replacement of APB Opinion No. 20 and FASB Statement No. 3.” This Statement requires retrospective application of changes in accounting principle to prior period financial statements unless it is impracticable to determine either the period specific effects or the cumulative effect of the change. The guidance is effective for fiscal years beginning after December 15, 2005 and will be adopted by the Company in 2006.

In September 2005, AcSEC of the AICPA issued SOP 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.” SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company’s consolidated financial position and results of operations.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2005		Gains	(Losses)
	(In millions)
U.S. Government	$5	$—	$—	$5
All other Government	33	—	—	33
Political subdivisions	9	—	—	9
Special revenue	30	—	—	30
Public utilities	352	5	(4)	353
Industrial and miscellaneous	1,621	12	(26)	1,607

Total Bonds	$2,050	$17	$(30)	$2,037

Preferred Stocks	7	—	—	7

Total Preferred Stocks	$7	$—	$—	$7

STATEMENT OF ADDITIONAL INFORMATION	B-53

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2004		Gains	(Losses)
		(In millions)
U.S. Government	$6	$—	$—	$6
All other Government	28	1	—	29
States, Territories	12	—	—	12
Political subdivisions	8	—	—	8
Special revenue	44	—	—	44
Public utilities	166	3	—	169
Industrial and miscellaneous	1,789	45	(6)	1,828

Total Bonds	$2,053	$49	$(6)	$2,096

Preferred Stocks	8	—	—	8

Total Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds	13	7	—	20

Total Affiliated Mutual Funds*	$13	$7	$—	$20

* Cost basis

The amortized cost and estimated fair value of bonds as of December 31, 2005 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$340	$340
Due after one year through five years	1,185	1,176
Due after five years through ten years	334	330
Due after ten years	46	47
Sinking fund bonds, mortgage backed securities and asset backed securities	145	144

Total	$2,050	$2,037

Proceeds from sales and maturities of investments in bonds amounted to $447 million, $394 million and $175 million in 2005, 2004 and 2003, respectively. Gross gains of $ 6 million, $4 million and $2 million and gross losses of $ 3 million, $1 million and $1 million were realized on sales and prepayments of bonds in 2005, 2004 and 2003, respectively.

There were no sales of preferred stocks in 2005 and 2004.

There were no sales of affiliated mutual funds in 2005, 2004 or 2003.

As of December 31, 2005, affiliated mutual funds reported as available for sale of $20 million in 2004, is now classified as Trading Securities.

B-54	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 and 2004, are as follows:

December 31, 2005	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$—	$—	$3	$—	$3	$—
All Other Government	16	—	11	—	27	—
Political Subdivisions	—	—	10	—	10	—
Special Revenue	10	—	18	—	28	—
Public Utilities	185	(3)	46	(1)	231	(4)
Industrial and Miscellaneous	945	(17)	242	(9)	1,187	(26)

Total Bonds	$1,156	$(20)	$330	$(10)	$1,486	$(30)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$1,161	$(20)	$330	$(10)	$1,491	$(30)

December 31, 2004	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
All Other Government	8	—	—	—	8	—
States, Territories	7	—	5	—	12	—
Political Subdivisions	—	—	8	—	8	—
Special Revenue	28	—	2	—	30	—
Public Utilities	39	—	1	—	40	—
Industrial and Miscellaneous	563	(4)	37	(2)	600	(6)

Total Bonds	$647	$(4)	$53	$(2)	$700	$(6)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$652	$(4)	$53	$(2)	$705	$(6)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 133 securities in an unrealized loss position for greater than 12 months with a book value of $340 million and a fair value of $330 million as of December 31, 2005. There were twenty nine securities in an unrealized loss position for greater than 12 months with a book value of $55 million and a fair value of $53 million as of December 31, 2004.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

Special Deposits

Assets of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

STATEMENT OF ADDITIONAL INFORMATION	B-55

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $28 million and $38 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2005 and 2004, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2005	2004	2003
	(In millions)
Bonds	$94	$87	$78
Affiliated mutual funds	4	5	1
Policy loans	4	4	5
Cash equivalents and short term investments	4	2	3

Gross investment income	106	98	87
Less: Investment expenses	(2)	(2)	(2)

Net investment income	$104	$96	$85

Net realized gains on investments for the years ended December 31 were from the following sources:

	2005	2004	2003
	(In millions)
Bonds	$1	$2	$1
Trading Securities	4	1	2

Net realized gains on investments	$5	$3	$3

During 2005, the Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $1 million. No such losses were recorded in 2004 and 2003.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (GMWB). In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. In 2005, the Company began hedging its GMWB exposures using Standard and Poors (“S&P”) 500 and US Treasury futures contracts. The Company held contracts purchased to hedge the GMWB exposures as of December 31, 2005 of $5 million. For the years ended December 31, 2005, net realized capital gains included the change in the market value of both the value of the embedded derivative related to the GMWB liability and the related derivative contracts purchased as economic hedges, the net effect was a gain of $0.04 million.

Accumulated Other Comprehensive (Loss) Income

Accumulated other comprehensive (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

B-56	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Unrealized Gains (Losses) on Investments	Impact of Unrealized Gains (Losses) on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2002	$40	$(21)	$(7)	$12
Net unrealized investments gains (losses) on investments arising during period	31	—	(11)	20
Reclassification adjustments for (gains) losses included in net income	1	—	—	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2003	72	(35)	(13)	24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	43	(22)	(7)	14
Net unrealized investments gains (losses) on investments arising during period	(76)	—	26	(50)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	25	(9)	16

Balance, December 31, 2005	$(18)	$3	$5	$(10)

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs (DAC) as of and for the years ended December 31 are as follows:

	2005	2004	2003
	(In millions)
Balance, beginning of year	$329	$321	$320
Capitalization of deferrable expenses	60	55	94
Amortization	(83)	(90)	(108)
Change in unrealized investment gains (losses), net	25	13	(14)
Interest on DAC	29	30	29

Balance, end of year	$360	$329	$321

There were no changes in 2005.

During 2004, the Company recorded $11million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

During 2003, the Company recorded $22 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

STATEMENT OF ADDITIONAL INFORMATION	B-57

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2005	2004
	(In millions)
Future Policy Benefits
Life insurance	$1	$3
Annuities	373	285

Future policy benefits	374	288

Policyholders’ Account Balances
Individual annuities	1,511	1,514
Group annuities	259	261
Variable life	103	106

Policyholders’ account balances	1,873	1,881

Total future policy benefits and policyholders’ account balances	$2,247	$2,169

Separate account liabilities
Individual annuities	4,372	4,493
Group annuities	2,430	2,468
Variable life	552	542

Total separate account liabilities	$7,354	$7,503

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses, less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 mortality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2005 and 2004.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 5.15%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 5.40%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

B-58	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Guaranteed Minimum Benefits

The Company issues variable annuity contracts with guarantees. For guarantees of amounts in the event of death or income benefit, the net amount at risk is defined as the current GMDB or GMIB in excess of the current account balance at the Consolidated Balance Sheet date. For guarantees of withdrawal benefits, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 and 2004 for GMDB’s (In millions):

	In the Event of Death
	2005	2004
Account Value	$5,282	$5,517
Net amount at risk	$272	$417
Average attained age of contractholders	61	61

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying consolidated Balance Sheet (In millions):

	2005	2004
Balance at January 1	$4	$9
Incurred guarantee benefits	4	(1)
Paid guarantee benefits	(3)	(4)

Balance at December 31	$5	$4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability, determined by estimating the cumulated value of a percentage of the total assessments to date, was $0.4 million at December 31, 2005. Changes in the GMDB and GMIB liabilities is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

•	Data used was based on 100 stochastically generated investment performance scenarios selected to represent 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.25%.

•	Volatility assumption was 14.00% standard duration.

•	Mortality was assumed to be 90% of the Annuity 2000 table.

•	The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate. The Company used 6.5% interest rate and a 2000a mortality table with a 50/50 male/female blend using the pivot age of 65 for the present value calculations.

•	Discount rate was 5%.

STATEMENT OF ADDITIONAL INFORMATION	B-59

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2005 and 2004 were $5,972 million and $5,498 million.

The Company issues certain variable annuity contract with GMWB features that guarantee a withdrawal benefit up to a Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Benefit is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GMWB represents an embedded derivative under SFAS 133 which is reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder liabilities. Changes in the fair value of the embedded derivative are recorded in “Net realized gains on investments.” The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2005, annuities with the GMWB rider have an account value of $68 million and a GWB of $67 million.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2005	2004	2003
	(In millions)
Short-duration contracts:
Direct premiums	$1	$3	$5
Reinsurance ceded	(1)	(3)	(4)

Premiums	$—	$—	$1

	2005	2004	2003
	(In millions)
Long-duration contracts:
Direct premiums	$73	$79	$86
Reinsurance assumed	2	—	—
Reinsurance ceded	(65)	(69)	(77)

Premiums	$10	$10	$9

As of December 31, 2005 and 2004, reinsurance recoverables in the Company’s Consolidated Balance Sheets were $0.4 million and $5 million.

B-60	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

7.  FEDERAL INCOME TAXES

The Company and its wholly owned subsidiaries, PAS and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2005	2004	2003
	(In millions)
Federal income tax (benefit):
Current tax	$(10)	$(4)	$(14)
Deferred tax	4	(6)	—

Total	$(6)	$(10)	$(14)

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2005	2004	2003
	(In millions)

Expected taxes on pre-tax income (loss)	$1	$1	$(4)
Permanent adjustments:
Dividends received deduction	(8)	(11)	(12)
True-up of deferred tax on bonds	—	—	2
Other	1	—	—

Total income tax (benefit)	$(6)	$(10)	$(14)

STATEMENT OF ADDITIONAL INFORMATION	B-61

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2005	2004
	(In millions)
Deferred tax assets:
Separate account allowances	$28	$22
DAC Proxy	20	25
Investments	4	—
Other	3	—
Reserves	—	3

Gross deferred tax assets	55	50

Deferred tax liabilities:
DAC	126	122
Investments	—	4
Other	—	2

Gross deferred tax liabilities	126	128

Net deferred tax liability	$71	$78

The Company’s management has concluded that the gross deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

At December 31, 2005, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (“Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 2002. There were no material effects on the Company’s consolidated results of operations as a result of these audits. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2005, the maximum amount of dividends the Company could pay The Guardian in 2006 without prior approval from the state insurance regulatory authorities is $24 million.

B-62	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2005	2004	2003
	(In millions)
Consolidated GAAP net income	$6	$10	$4
Adjustments to reconcile to statutory basis:
Statutory net (income) loss of subsidiaries	(3)	(2)	2
Change in deferred policy acquisition costs	(5)	5	(16)
Re-estimation of future policy benefits	15	2	(2)
Reinsurance	4	4	(4)
Deferred federal income tax benefit	4	(6)	(1)
Amortization of interest maintenance reserve	—	—	(1)
Transfer to interest maintenance reserve	—	(1)	(1)
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Other, net	—	—	6

Statutory net income (loss)	$21	$14	$(13)

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2005	2004	2003
	(In millions)
Consolidated GAAP stockholder’s equity	$470	$488	$488
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(360)	(329)	(321)
Deferred software costs	—	—	(1)
Asset valuation reserve	(20)	(16)	(12)
Re-estimation of future policy benefits	(29)	(40)	(47)
Establishment of deferred income tax liability, net	71	78	91
Unrealized losses (gains) on investments	18	(43)	(72)
Separate account allowances	61	57	60
Other liabilities	28	24	25
Deferred premiums	1	2	2
Other, net	4	10	9

Statutory capital and surplus	$244	$231	$222

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

Bonds, Preferred Stocks and Affiliated Mutual Funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

STATEMENT OF ADDITIONAL INFORMATION	B-63

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Trading Securities

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gain on investment in the Consolidated Statements of Income and Comprehensive Income.

Policy Loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future Policy Benefits and Policyholders’ Account Balances

Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2005		2004
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial assets:
Bonds, available for sale	$2,037	$2,037	$2,096	$2,096
Affiliated mutual funds	—	—	20	20
Trading securities	38	38	77	77
Preferred stocks	7	7	8	8
Policy loans	84	84	84	84
Cash and cash equivalents	303	303	137	137
Separate account assets	7,354	7,354	7,503	7,503

Financial liabilities:
Future policy benefits	374	374	288	288
Policyholders’ account balances	9,227	9,227	9,384	9,384

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $145 million in 2005, $140 million in 2004 and $138 million in 2003, and, in the opinion of management, were considered appropriate for the services rendered.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The BGIGF, The BGEMF, The GBGIGF, The GBGEMF, The Guardian UBS VC Large Cap Fund and The Guardian UBS VC Small Cap Stock Fund.

B-64	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2005	2004
	(In millions)
The Guardian Stock Fund	$1,035	$1,261
The Guardian VC 500 Index Fund	93	82
The Guardian VC Allocation Fund	27	27
The Guardian High Yield Bond Fund	32	32
The Guardian VC Low Duration Bond Fund	20	16
The Guardian Bond Fund	329	340
The Guardian Cash Fund	218	235
The Baillie Gifford International Growth Fund	211	190
The Baillie Gifford Emerging Markets Fund	123	74
The Guardian UBS VC Large Cap Fund	14	10
The Guardian UBS VC Small Cap Fund	15	12
The Guardian Small Cap Stock Fund	183	191
The Guardian Park Avenue Fund	165	210
The Guardian Park Avenue Small Cap Fund	55	70
The Guardian Asset Allocation Fund	28	34
The Guardian Baillie Gifford International Growth Fund	15	13
The Guardian Baillie Gifford Emerging Markets Fund	72	37
The Guardian Investment Quality Bond Fund	43	46
The Guardian High Yield Bond Fund	6	8
The Guardian Cash Management Fund	158	194

	$2,842	$3,082

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2005	2004
	(In millions)
Trading Securities:
The Guardian Park Avenue Small Cap Fund	$3	$3
The Guardian Asset Allocation Fund	3	3
The Guardian Baillie Gifford International Growth Fund	2	2
The Guardian Baillie Gifford Emerging Markets Fund	3	2
The Guardian Investment Quality Bond Fund	2	2
The Guardian High Yield Bond Fund	2	2
The Guardian Cash Management Fund	2	2
The Guardian Small Cap Stock Fund	20	—
The Guardian Cash Fund	1	61

Trading Securities	38	77

Affiliated Mutual Funds:
The Guardian Small Cap Stock Fund	—	20

Affiliated Mutual Funds	—	20

Total Trading Securities and Affiliated Mutual Funds	$38	$97

STATEMENT OF ADDITIONAL INFORMATION	B-65

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

11.  CONTINGENCY

Since approximately September 2003, the financial services industry, including mutual fund, variable annuity, life insurance and distribution companies have been the subject of scrutiny by regulators, including the SEC, regarding late trading and market timing in connection with mutual funds and variable insurance contracts. By letter dated November 8, 2005 (the “SEC Letter”), the Company has been requested by the SEC to perform harm analyses resulting from late trading and market timing in certain variable annuity contracts and variable life policies sponsored by the Company. The Company is in the process of performing the requested analyses. Since both the harm analysis and our discussions with the SEC are in their early stages, we are not able at this time to state that an unfavorable outcome in a material amount to the Company is reasonably probable or to make a reasonable estimate of potential loss. We believe, however, that (i) the Company will be subject to a liability to make whole contract owners who have been harmed by mispriced transactions as a result of late trading, and (ii) it is more likely than not that in the event of an unfavorable outcome in the market timing matter, the SEC will require the Company to make restitution for harm caused by market timing referred to in the SEC Letter. While the outcome of this matter cannot be predicted with certainty, in the opinion of management any resulting liability is not likely to have a material adverse effect on the Company’s consolidated financial position.

B-66	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.

March 6, 2006

STATEMENT OF ADDITIONAL INFORMATION	B-67

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements are included in Part B:

(1)	The Guardian Separate Account A:

Statement of Assets and Liabilities as of December 31, 2005

Statement of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Two Years Ended December 31, 2005 and 2004

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Consolidated Balance Sheets as of December 31, 2005 and 2004

Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2005, 2004 and 2003

Consolidated Statements of Changes in Stockholder’s Equity for the Three Years Ended December 31, 2005, 2004 and 2003

Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2005, 2004 and 2003

Notes to Consolidated Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account (2)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation (2)

(b) Form of Broker-Dealer Supervisory and Service Agreement (2)

4	Specimen of Variable Annuity Contract (2)

5	Form of Application for Variable Annuity Contract (2)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (2)(4)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc. (2)

7	Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America (2)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2)

9	Opinion and Consent of Counsel (2)

10	(a) Consent of PricewaterhouseCoopers LLP (6)

11	Not Applicable

12	Agreement with Respect to Providing the Initial Capital for Separate Account A(1)

13	Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc.(3)(4)(5)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 30, 1998.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 21, 1999. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(4)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 27, 2001. Powers of Attorney for Messrs. de Palo and Manning.
(5)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 26, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.
(6)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chairman, Chief Executive Officer and Director
Bruce C. Long	President and Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Michael Sakoulas	Senior Vice President and Chief Actuary
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Chief Compliance Officer
James Consolati	Vice President, Retirement Services
Dennis S. Callahan	Director
Hugh J. McAleer	Vice President, Selection, Claims & Individual Markets Operations

Item 26.	Persons Controlled by or under Common Control with Registrant

The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 28, 2006. Those entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life:

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%

Berkshire Life Insurance Company of America	Massachusetts	100%

Guardian Trust Company, FSB	Federal Savings Bank	100%

Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%

Managed Dental Care	California	100%

Private Healthcare Systems, Inc.	Delaware	25% of Class A 14.75% of Class B

First Commonwealth, Inc.	Delaware	100%

First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	100%

Managed DentalGuard, Inc.	New Jersey	100%

Managed DentalGuard, Inc.	Texas	100%

Innovative Underwriters, Inc.	New Jersey	100%
Innovative Underwriters of Hawaii, Inc.	Hawaii	100%

Hanover Acquisition LLC	Delaware	100%

The Guardian Tax-Exempt Fund	Massachusetts	87.21%
The Guardian Baillie Gifford International Growth Fund	Massachusetts	29.33%
The Guardian Investment Quality Bond Fund	Massachusetts	38.51%
The Guardian Park Avenue Small Cap Fund	Massachusetts	24.13%
The Guardian Baillie Gifford Emerging Markets Fund	Massachusetts	36.42%
The Guardian High Yield Bond Fund	Massachusetts	81.54%
The Guardian Small Cap Stock Fund	Maryland	45.92%
The Guardian Low Duration Bond Fund	Massachusetts	71.04%
The Guardian VC Low Duration Bond Fund	Maryland	28.26%
The Guardian VC Asset Allocation Fund	Maryland	41.28%
The Guardian VC 500 Index Fund	Maryland	43.32%
The Guardian VC High Yield Bond Fund	Maryland	49.94%
The Guardian S&P 500 Index Fund	Massachusetts	12.07%
The Guardian Park Avenue Fund	Massachusetts	13.94%

The Guardian UBS Large Cap Value Fund	Massachusetts	89.81%
The Guardian UBS Small Cap Value Fund	Massachusetts	88.02%
The Guardian UBS VC Large Cap Value Fund	Maryland	76.68%
The Guardian UBS VC Small Cap Value Fund	Maryland	37.79%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of February 28, 2006:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

Item 27.	Number of Contract owners

Type of Contract	Number as of February 28, 2006
Non-Qualified (Individual)	3,479
Qualified (Individual)	4,246
Qualified (Group)	55

Total	7,780

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Director
Gary B. Lenderink	Director
Armand M. dePalo	Director
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Manager
Keith E. Roddy	Senior Vice President and National Sales Director
Dennis J. Manning	Director
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
Leslie A. Barbi	Managing Director
James Consolati	Vice President, Retirement Services
Thomas M. Donohue	Managing Director
William D. Ford	Vice President & National Accounts Manager
Peter T. Joyce	Vice President, Internal Sales
John B. Murphy	Managing Director
Robert A. Reale	Managing Director
Peter M. Quinn	Vice President, Retirement Sales
Dennis S. Callahan	Manager

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

            Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

            None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account A certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2006.

The Guardian Separate Account A
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long
President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ DENNIS J. MANNING*	Chairman, Chief Executive Officer and Director
Dennis J. Manning
(Principal Executive Officer)

/s/ FRANK L. PEPE	Senior Vice President and Controller
Frank L. Pepe
(Principal Accounting Officer)

/s/ BRUCE C. LONG	President and Director
Bruce C. Long

/s/ ARMAND M. de PALO*	Director
Armand M. de Palo

Director
Robert E. Broatch

/s/ JOSEPH A. CARUSO*	Senior Vice President, Corporate Secretary and Director
Joseph A. Caruso

/s/ GARY B. LENDERINK*	Director
Gary B. Lenderink

Director
Dennis S. Callahan

By	/s/ BRUCE C. LONG	Date: April 26, 2006
Bruce C. Long
President

*	Pursuant to a Power of Attorney

The Guardian Separate Account A

Exhibit Index

Number	Description
10(a)	Consent of PricewaterhouseCoopers LLP